VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
July 31, 2024 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 98.8%
Alabama : 1.5%
Alabama Public School and
College Authority, Series A
(RB)
4.00%, 11/01/36(c) $ 2,000 $ 2,055,030
5.00%, 11/01/34(c) 2,015 2,249,107
5.00%, 11/01/31(c) 525 588,227
Black Belt Energy Gas District,
Series A (RB)
4.00%, 06/01/51(c) (p) 5,065 5,133,717
5.25%, 01/01/54(c) (p) 2,000 2,150,114
Black Belt Energy Gas District,
Series B (RB)
5.25%, 12/01/53(c) (p) 1,000 1,085,388
Board of Trustees of the
University of Alabama, Series
B (RB)
3.00%, 07/01/33(c) 860 796,143
County of Jefferson, Alabama
Sewer Warrants (RB)
5.00%, 10/01/37(c) 1,000 1,111,882
5.00%, 10/01/38(c) 2,000 2,209,548
5.25%, 10/01/40(c) 1,000 1,111,142
Lower Alabama Gas District,
Series A (RB)
5.00%, 09/01/34 2,500 2,711,032
Southeast Alabama Gas Supply
District, Project No. 1, Series
A (RB)
5.00%, 08/01/54(c) (p) 1,000 1,077,452
Southeast Energy Authority,
Cooperative District
Commodity Supply, Project
No.2, Series B (RB)
4.00%, 12/01/51(c) (p) 3,000 3,000,674
The Southeast Alabama Gas
Supply District, Gas Supply
Project No. 2, Series B (RB)
5.00%, 06/01/49(c) (p) 2,000 2,130,932
University of Alabama, Board of
Trustee, Series A (RB)
4.00%, 07/01/35(c) 820 840,955
28,251,343
Alaska : 0.1%
Alaska Housing Finance Corp.,
Series B (RB)
2.15%, 06/01/36(c) 1,040 833,801
State of Alaska, International
Airports System, Series A (RB)
5.00%, 10/01/31(c) 305 309,755
State of Alaska, International
Airports System, Series B (RB)
5.00%, 10/01/35(c) 635 643,718
1,787,274
Arizona : 1.6%
Arizona Industrial Development
Authority, Point 320 LLC,
Series A (RB)
3.62%, 05/20/33 1,826 1,734,006
Par
(000’s) Value
Arizona (continued)
Arizona Transportation Board,
Highway (RB)
5.00%, 07/01/31(c) $ 1,050 $ 1,088,980
5.00%, 07/01/30(c) 835 866,790
City of Mesa, Arizona Utility
System (RB)
4.00%, 07/01/31(c) 1,550 1,569,492
City of Phoenix Civic
Improvement Corp., Excise
Tax, Series A (RB)
5.00%, 07/01/35(c) 1,785 1,809,232
City of Phoenix Civic
Improvement Corp., Junior
Lien Water System (RB)
5.00%, 07/01/40(c) 1,895 2,146,437
City of Phoenix Civic
Improvement Corp., Rental
Car Facility Charge, Series A
(RB)
5.00%, 07/01/34(c) 1,275 1,364,078
5.00%, 07/01/32(c) 1,000 1,072,903
City of Phoenix Civic
Improvement Corp., Senior
Lien Airport, Series D (RB)
5.00%, 07/01/33(c) 550 575,347
Maricopa County, Arizona
Pollution Control, Southern
California Edison Company,
Series A (RB)
2.40%, 06/01/35(c) 1,150 972,495
Maricopa County, Arizona
Pollution Control, Southern
California Edison Company,
Series B (RB)
2.40%, 06/01/35(c) 1,500 1,268,472
Maricopa County, Industrial
Development Authority,
Banner Health, Series A (RB)
4.00%, 01/01/38(c) 1,500 1,500,500
4.00%, 01/01/41(c) 2,000 1,977,118
5.00%, 01/01/38(c) 605 623,227
Salt River Project Agricultural
Improvement and Power
District, Series A (RB)
5.00%, 01/01/32(c) 2,380 2,527,872
5.00%, 01/01/32 1,000 1,141,210
5.00%, 12/01/32(c) 1,000 1,013,906
Salt Verde Financial Corp. (RB)
5.00%, 12/01/37 4,600 5,080,907
28,332,972
Arkansas : 0.1%
City of Fort Worth, Water and
Sewer Construction (RB)
5.00%, 10/01/34(c) 1,000 1,065,941
Underline

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California : 17.0%
Anaheim Housing and Public
Improvements Authority,
Electric Utility Distribution
Improvements, Series A (RB)
5.00%, 10/01/35(c) $ 1,000 $ 1,051,111
Bay Area Toll Authority, Series
S-7 (RB)
3.25%, 04/01/36(c) 1,270 1,186,070
4.00%, 04/01/33(c) 2,905 2,945,106
Beverly Hills Unified School
District (GO)
0.00%, 08/01/30^ 1,000 827,586
California Community Choice
Financing Authority, Clean
Energy Project, Series C (RB)
5.25%, 01/01/54(c) (p) 6,065 6,503,887
California Community Choice,
Financing Authority Clean
Energy Project, Series B-1
(RB)
4.00%, 02/01/52(c) (p) 7,000 7,074,180
California Health Facilities
Financing Authority, Adventist
Health System, Series A (RB)
3.00%, 03/01/39(c) 1,000 859,419
California Health Facilities
Financing Authority, Adventist
Health System/West, Series
A (RB)
5.25%, 12/01/40(c) 750 841,644
California Health Facilities
Financing Authority, Cedars-
Sinai Medical Center, Series
A (RB)
5.00%, 08/15/31(c) 310 321,938
California Health Facilities
Financing Authority, Cedars-
Sinai Medical Center, Series
B (RB)
3.00%, 08/15/34(c) 400 373,394
California Health Facilities
Financing Authority,
CommonSpirit Health, Series
A (RB)
4.00%, 04/01/38(c) 500 499,382
4.00%, 04/01/37(c) 1,060 1,068,555
California Health Facilities
Financing Authority, Stanford
Health Care, Series A (RB)
5.00%, 11/15/31(c) 750 797,209
California Health Facilities
Financing Authority, Sutter
Health, Series A (RB)
5.00%, 11/15/35(c) 1,575 1,660,139
California Housing Finance
Agency (RB)
3.25%, 08/20/36 1,917 1,800,423
3.50%, 11/20/35 1,187 1,139,275
3.75%, 03/25/35 6,113 6,142,938
Par
(000’s) Value
California (continued)
California State , Public Works
Board, Department of
General Services, Series A
(RB)
5.00%, 04/01/40(c) $ 1,000 $ 1,149,329
California State Public
Works Board, Department
of Corrections and
Rehabilitation, Series A (RB)
5.00%, 09/01/31(c) 2,200 2,205,400
California State Public
Works Board, Department
of Corrections and
Rehabilitation, Series D (RB)
3.00%, 09/01/31(c) 500 479,912
3.00%, 09/01/32(c) 360 343,649
California State Public
Works Board, New Natural
Resources Headquarters,
Series C (RB)
5.00%, 11/01/40(c) 2,650 2,957,802
California State Public Works
Board, Various Capital
Projects, Series A (RB)
5.00%, 08/01/35(c) 2,000 2,250,689
California State Public Works
Board, Various Capital
Projects, Series B (RB)
5.00%, 12/01/35(c) 1,845 2,112,064
5.00%, 12/01/34(c) 2,000 2,302,093
California State Public Works
Board, Various Capital
Projects, Series C (RB)
4.00%, 11/01/31(c) 1,000 1,009,824
4.00%, 08/01/37(c) 2,000 2,090,031
5.00%, 08/01/34(c) 1,000 1,129,951
California State University,
Series A (RB)
5.00%, 11/01/31(c) 2,035 2,084,250
5.00%, 11/01/31(c) 1,510 1,561,858
California State, Public Works
Board, Series A (RB)
5.00%, 04/01/41(c) 2,980 3,408,847
California Statewide
Communities Development
Authority, Front Porch
Communities and Services,
Series A (RB)
3.00%, 04/01/37(c) 1,000 902,218
City and County of San
Francisco, Moscone
Convention Center Expansion
Project, Series B (CP)
4.00%, 04/01/36(c) 2,000 2,004,081
City of Los Angeles,
Department of Airports, Los
Angeles International Airport,
Series B (RB)
4.00%, 05/15/36(c) 1,000 1,046,278

Par
(000’s) Value
California (continued)
5.00%, 05/15/37(c) $ 1,400 $ 1,585,260
City of San Jose, California
Airport, Series B (RB) (BAM)
4.00%, 03/01/34(c) 325 343,659
County of Los Angeles, Long
Beach Unified School District,
Series D-1 (GO)
0.00%, 08/01/39(c) ^ 1,250 649,860
County of Sacramento,
Regional County Sanitation
District, Series A (RB)
5.00%, 12/01/33(c) 3,000 3,007,920
County of Santa Clara, Series
C (GO)
5.00%, 08/01/33(c) 525 555,254
East Bay Municipal Utility
District, Water System, Series
A (RB)
5.00%, 06/01/32(c) 1,000 1,014,218
Eastern Municipal Water
District, Financing Authority,
Water and Wastewater,
Series B (RB) (BAM-TCRS)
4.00%, 07/01/35(c) 1,150 1,164,854
Fontana Redevelopment
Agency Successor Agency,
Series A (TA)
5.00%, 10/01/32(c) 760 801,243
Fremont Union High School
District (GO)
4.00%, 08/01/40(c) 2,350 2,349,984
Grossmont Healthcare District,
San Diego County, Series D
(GO)
4.00%, 07/15/40(c) 1,000 991,849
Kern High School District,
Series C (GO) (AGM)
2.00%, 08/01/31(c) 1,600 1,412,867
2.00%, 08/01/32(c) 3,000 2,593,937
Los Angeles California,
Department of Water and
Power, Series B (RB)
5.00%, 07/01/39(c) 1,000 1,173,356
Los Angeles Community
College District, Series J (GO)
4.00%, 08/01/33(c) 750 764,065
4.00%, 08/01/32(c) 400 407,929
Los Angeles Community
College District, Series L (GO)
5.00%, 08/01/36(c) 1,000 1,160,852
Los Angeles County
Metropolitan Transportation
Authority, Sales Tax, Series
A (RB)
4.00%, 06/01/36(c) 1,045 1,106,266
4.00%, 06/01/35(c) 1,000 1,061,540
4.00%, 06/01/39(c) 1,000 1,046,091
4.00%, 06/01/38(c) 1,460 1,536,980
5.00%, 06/01/35(c) 1,000 1,119,401
Par
(000’s) Value
California (continued)
5.00%, 07/01/31(c) $ 795 $ 841,272
5.00%, 07/01/37(c) 1,060 1,206,780
5.00%, 07/01/38(c) 2,530 2,864,398
5.00%, 07/01/36(c) 900 1,025,428
Los Angeles County Public
Works Financing Authority,
Lakma Bulding for
Permanent Collection Project,
Series A (RB)
4.00%, 12/01/38(c) 1,500 1,553,490
Los Angeles Department of
International Airport, Series
B (RB)
4.00%, 05/15/39(c) 1,900 1,965,557
Los Angeles Department of
Water and Power, Series A
(RB)
5.00%, 07/01/40(c) 2,000 2,229,360
Los Angeles Department of
Water and Power, Series B
(RB)
5.00%, 07/01/40(c) 1,380 1,565,692
Los Angeles Department of
Water and Power, Series C
(RB)
5.00%, 07/01/38(c) 1,000 1,137,986
5.00%, 07/01/36(c) 1,500 1,672,949
5.00%, 07/01/34(c) 1,125 1,262,158
Los Angeles Department of
Water and Power, Series D
(RB)
5.00%, 07/01/38(c) 2,000 2,133,217
5.00%, 07/01/39(c) 1,000 1,142,344
Los Angeles Municipal
Improvement Corp., Series
B (RB)
4.00%, 11/01/35(c) 2,000 2,018,046
Los Angeles Unified School
District, AD Valorem Property
Tax, Series C (GO)
4.00%, 07/01/37(c) 2,000 2,094,206
4.00%, 07/01/38(c) 1,605 1,668,895
Los Angeles Unified School
District, AD Valorem Property
Tax, Series RYRR (GO)
4.00%, 07/01/37(c) 1,500 1,580,428
5.00%, 07/01/35(c) 1,300 1,487,332
Los Angeles Unified School
District, Series A (GO)
4.00%, 07/01/33(c) 1,580 1,656,566
5.00%, 07/01/30(c) 1,720 1,894,614
5.00%, 07/01/30 500 560,793
Los Angeles Unified School
District, Series B (GO)
5.00%, 07/01/30(c) 915 950,658
Los Angeles Unified School
District, Series C (GO)
3.00%, 07/01/35(c) 1,880 1,752,289
4.00%, 07/01/36(c) 2,000 2,096,768

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
Los Angeles Unified School
District, Series RYQ (GO)
4.00%, 07/01/37(c) $ 1,000 $ 1,047,103
Los Angeles, California
Department of Water and
Power, Series D (RB)
5.00%, 07/01/32(c) 1,210 1,213,246
Mount Diablo Unified School
District, Series B (GO)
4.00%, 08/01/35(c) 1,000 1,064,428
Mountain House Public
Financing Authority,
California Utility System,
Series B (RB) (BAM)
4.00%, 12/01/40(c) 500 508,866
Northern California Sanitation
Agencies Financing Authority,
Series A (RB)
5.00%, 12/01/38(c) 1,000 1,189,711
Oakland Unified School District,
Series A (GO) (BAM)
4.00%, 08/01/39(c) 1,055 1,086,206
Orange County, Local
Transportation Authority
Sales Tax (RB)
4.00%, 02/15/38(c) 1,500 1,538,155
Palomar Health, Series B (GO)
4.00%, 08/01/35(c) 1,000 952,262
Peralta Community College
District, Series D (GO)
4.00%, 08/01/39(c) 2,000 1,997,884
Public Utilities Commission of
the City and County of San
Francisco Water, Series D (RB)
5.00%, 11/01/34(c) 785 830,738
Public Utilities Commission
of the City and County of
San Francisco, Wastewater
Revenue, Series B (RB)
4.00%, 10/01/39(c) 1,000 998,831
Regents of the University of
California Medical Center
Pooled, Series L (RB)
5.00%, 05/15/33(c) 650 673,139
Riverside County
Transportation Commission,
Series A (RB)
4.00%, 06/01/41(c) 1,425 1,427,263
Riverside County
Transportation Commission,
Series B (RB)
5.00%, 06/01/37(c) 560 595,393
Riverside County
Transportation Commission,
Series B-1 (RB)
4.00%, 06/01/38(c) 2,375 2,410,316
Par
(000’s) Value
California (continued)
Sacramento County Sanitation
Districts Financing Authority,
Series A (RB)
5.00%, 12/01/31(c) $ 1,000 $ 1,002,640
San Diego County Regional
Airport Authority, Series A
(RB)
5.00%, 07/01/34(c) 535 588,893
San Diego County Regional
Airport Authority, Series B
(RB)
5.00%, 07/01/34(c) 2,075 2,325,575
San Diego County Water
Authority, Series B (RB)
4.00%, 05/01/35(c) 2,000 2,133,773
San Diego Unified School
District, Series I (GO)
0.00%, 07/01/35(c) ^ 1,000 646,865
San Francisco City & County,
Airport Commission, San
Francisco International
Airport, Series B (RB)
4.00%, 05/01/37(c) 1,010 1,056,322
San Francisco City & County,
Public Utilities Commission
Wastewater, Series A (RB)
5.00%, 10/01/39(c) 1,500 1,715,949
5.00%, 10/01/36(c) 1,000 1,156,092
San Francisco City & County,
Public Utilities Commission
Wastewater, Series B (RB)
5.00%, 10/01/39(c) 1,000 1,166,617
San Francisco County
Transportation Authority (RB)
3.00%, 02/01/34(c) 500 472,124
San Francisco Unified School
District, Series B (GO)
4.00%, 06/15/34(c) 2,000 2,061,590
San Jacinto County,
Transportation Authority,
Limited Tax (RB)
4.00%, 03/01/41(c) 1,000 1,003,638
San Joquin Hills Transportation
Corridor Agency, Series A (RB)
4.00%, 01/15/34(c) 1,000 1,045,882
San Marcos Unified School
District (GO)
4.00%, 08/01/33(c) 400 409,800
Santa Clara County Financing
Authority, Capital Facilities,
Series A (RB)
4.00%, 05/01/36(c) 840 884,983
5.00%, 05/01/34(c) 1,855 2,122,454
Santa Clara County Financing
Authority, Multiple Facilities
Projects, Series Q (RB)
3.00%, 05/15/35(c) 1,000 915,415
4.00%, 05/15/32(c) 1,510 1,515,192

Par
(000’s) Value
California (continued)
Santa Clara County, Mountain
View, Los Altos Union High
School, Series A (GO)
3.35%, 08/01/36(c) $ 1,520 $ 1,483,715
Santa Clara Unified School
District (GO)
3.00%, 07/01/35(c) 1,535 1,427,296
3.00%, 07/01/34(c) 395 374,971
3.00%, 07/01/34(c) 2,000 1,889,661
Santa Monica-Malibu Unified
School District, Series C (GO)
5.00%, 08/01/39(c) 1,000 1,128,157
5.00%, 08/01/40(c) 1,000 1,125,932
State of California (GO)
4.00%, 09/01/37(c) 2,000 2,127,424
4.00%, 10/01/34(c) 2,000 2,119,019
State of California (GO) (AGM)
5.25%, 08/01/32 5,750 6,628,829
State of California, Department
of Water Resources, Central
Valley Project, Series AX (RB)
5.00%, 12/01/31(c) 915 979,806
State of California, Various
Purpose (GO)
3.00%, 10/01/33(c) 2,000 1,919,996
3.00%, 10/01/36(c) 350 323,667
3.12%, 04/01/35(c) 1,575 1,505,173
4.00%, 11/01/38(c) 2,000 2,064,697
4.00%, 11/01/35(c) 1,310 1,367,642
4.00%, 11/01/34(c) 2,945 3,091,016
4.00%, 03/01/36(c) 9,500 9,837,959
4.00%, 03/01/37(c) 5,020 5,190,088
4.00%, 10/01/39(c) 2,300 2,380,394
4.00%, 10/01/33(c) 1,795 1,909,453
4.00%, 08/01/33(c) 700 706,184
4.00%, 09/01/32(c) 1,815 1,834,472
4.00%, 09/01/34(c) 1,500 1,512,944
5.00%, 10/01/30(c) 1,065 1,149,089
5.00%, 10/01/31(c) 5,050 5,547,944
5.00%, 10/01/30(c) 2,340 2,581,176
5.00%, 10/01/31 4,000 4,565,238
5.00%, 11/01/30(c) 1,020 1,079,077
5.00%, 11/01/31(c) 2,645 2,794,923
5.00%, 11/01/34(c) 1,610 1,802,906
5.00%, 12/01/36(c) 2,000 2,230,760
5.00%, 03/01/35(c) 2,330 2,580,565
5.00%, 09/01/36(c) 1,500 1,751,898
5.00%, 04/01/35(c) 3,500 3,791,183
5.00%, 04/01/36(c) 3,000 3,245,517
5.00%, 04/01/32(c) 2,500 2,716,643
5.00%, 04/01/30 2,910 3,243,871
5.00%, 04/01/32 4,270 4,896,364
5.00%, 10/01/39(c) 2,615 2,981,695
5.00%, 10/01/36(c) 2,000 2,307,472
5.00%, 08/01/35(c) 490 506,944
5.00%, 08/01/30(c) 2,250 2,370,973
5.00%, 08/01/36(c) 3,245 3,475,032
5.00%, 09/01/30(c) 1,095 1,135,742
Par
(000’s) Value
California (continued)
5.00%, 09/01/35(c) $ 2,250 $ 2,585,382
5.00%, 09/01/36(c) 2,000 2,320,587
5.00%, 08/01/33(c) 1,000 1,001,306
5.00%, 08/01/32(c) 1,000 1,001,315
State of California, Various
Purpose (GO) (SAW)
5.00%, 12/01/34(c) 1,000 1,032,079
State Public Works Board,
Various Capital Projects,
Series B (RB)
4.00%, 05/01/37(c) 2,000 2,087,500
4.00%, 05/01/38(c) 1,500 1,558,951
The Regents of the University
of California, Series BV (RB)
5.00%, 05/15/40(c) 1,000 1,159,142
5.00%, 05/15/38(c) 2,000 2,344,964
The Regents of the University
of California, Series BW (RB)
5.00%, 05/15/40(c) 1,000 1,159,142
University of California, Series
BE (RB)
5.00%, 05/15/36(c) 1,500 1,667,596
University of California, Series
BM (RB)
5.00%, 05/15/35(c) 1,000 1,167,315
University of California, Series
BN (RB)
5.00%, 05/15/37(c) 1,000 1,160,820
5.00%, 05/15/35(c) 2,000 2,334,631
5.00%, 05/15/36(c) 1,000 1,162,753
5.00%, 05/15/41(c) 1,000 1,138,343
University of California, Series
BQ (RB)
5.00%, 05/15/35(c) 1,000 1,167,315
University of California, Series
I (RB)
4.00%, 05/15/35(c) 2,160 2,162,743
University of California, Series
O (RB)
5.00%, 05/15/36(c) 1,170 1,250,165
University of California, Series
Q (RB)
4.00%, 05/15/39(c) 2,500 2,589,002
309,831,046
Colorado : 2.1%
Adams and Arapahoe Joint
School District No. 28J, Series
A (GO) (SAW)
5.00%, 12/01/30(c) 540 565,423
Cherry Creek School District
No. 5 (GO) (SAW)
5.00%, 12/15/30(c) 1,000 1,024,619
City and County of Denver,
Series A-2 (RB)
0.00%, 08/01/36(c) ^ 1,200 721,746
Colorado Health Facilities
Authority, Advenhealth,
Series A (RB)
4.00%, 11/15/38(c) 2,000 2,021,303

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Colorado (continued)
Colorado Health Facilities
Authority, Commonspirit
Health, Series A (RB)
5.00%, 12/01/34 $ 2,000 $ 2,297,007
5.00%, 12/01/39(c) 3,500 3,919,856
Colorado Health Facilities
Authority, CommonSpirit
Health, Series A-1 (RB)
4.00%, 08/01/38(c) 2,350 2,343,969
Colorado Health Facilities
Authority, Sanford, Series A
(RB)
4.00%, 11/01/39(c) 2,000 1,962,310
Denver City and County School
District No. 1 (GO) (SAW)
3.00%, 12/01/36(c) 1,430 1,310,759
5.00%, 12/01/39(c) 1,000 1,099,366
Denver City and County
School, Board of Water
Commissioners, Series A (RB)
3.00%, 12/15/37(c) 1,000 889,961
Jefferson County School District
R-1 (GO)
5.00%, 12/15/30(c) 1,110 1,199,456
Pueblo City, Schools District No.
60 (GO) (SAW)
3.00%, 12/15/37(c) 500 445,814
5.00%, 12/15/38(c) 1,625 1,756,088
5.00%, 12/15/34(c) 1,010 1,102,954
Regional Transportation
District, Fastracks Project,
Series A (RB)
5.00%, 11/01/36(c) 1,820 1,886,347
Regional Transportation
District, Fastracks Project,
Series B (RB)
5.00%, 11/01/34(c) 1,995 2,107,400
5.00%, 11/01/33(c) 530 560,701
State of Colorado, Series A (CP)
4.00%, 12/15/36(c) 1,315 1,343,273
4.00%, 12/15/39(c) 1,540 1,573,702
4.00%, 12/15/36(c) 1,750 1,808,525
4.00%, 12/15/40(c) 1,000 1,016,165
5.00%, 12/15/34(c) 1,000 1,126,348
State of Colorado, Series A (CP)
(SAW)
4.00%, 12/15/37(c) 2,000 2,056,315
University of Colorado, Series
A-2 (RB)
3.00%, 06/01/33(c) 800 760,508
Weld County School District No.
6 (GO) (SAW)
5.00%, 12/01/36(c) 2,165 2,354,261
39,254,176
Par
(000’s) Value
Connecticut : 2.2%
Connecticut Housing Finance
Authority Housing Mortgage
Finance Program, Series A
(RB)
4.40%, 11/15/38(c) $ 1,530 $ 1,569,746
Connecticut Housing Finance
Authority Housing Mortgage
Finance Program, Series A-1
(RB) (SAW)
1.70%, 05/15/34(c) 1,290 1,024,504
Connecticut Housing Finance
Authority Housing Mortgage
Finance Program, Series D-1
(RB)
3.20%, 11/15/32(c) 260 244,344
Connecticut State Health
and Educational Facilities
Authority, Hartford Health
Issue, Series A (RB) (SD CRED
PROG)
5.00%, 07/01/34(c) 335 359,888
Connecticut State Health
and Educational Facilities
Authority, Nuvance Health
Issue, Series A (RB)
5.00%, 07/01/32(c) 1,700 1,753,785
Connecticut State,
Transportation Infrastructure
Purposes, Series A (RB)
5.00%, 09/01/33(c) 1,000 1,000,711
State of Connecticut, Series A
(GO)
3.00%, 01/15/34(c) 1,000 943,218
3.00%, 01/15/35(c) 2,500 2,326,220
3.00%, 01/15/36(c) 1,000 920,773
3.00%, 01/15/32(c) 2,200 2,102,944
4.00%, 01/15/37(c) 2,000 2,055,466
4.00%, 01/15/31 1,780 1,879,195
5.00%, 01/15/37(c) 1,000 1,153,092
State of Connecticut, Series C
(GO)
4.00%, 06/01/36(c) 850 878,027
4.00%, 06/01/34(c) 1,950 2,028,955
State of Connecticut, Series E
(GO)
5.00%, 11/15/32 1,000 1,155,100
5.00%, 09/15/30(c) 1,665 1,787,081
State of Connecticut, Series F
(GO)
5.00%, 11/15/31(c) 1,550 1,581,701
5.00%, 11/15/32(c) 1,525 1,554,636
State of Connecticut, Special
Tax, Series A (RB)
5.00%, 05/01/35(c) 1,500 1,676,322
5.00%, 05/01/31 1,650 1,862,619
5.00%, 09/01/32(c) 475 489,369
5.00%, 09/01/30(c) 1,300 1,301,122
5.00%, 09/01/31(c) 1,250 1,250,912

Par
(000’s) Value
Connecticut (continued)
State of Connecticut, Special
Tax, Series A (ST)
5.00%, 05/01/37(c) $ 2,500 $ 2,742,534
State of Connecticut, Special
Tax, Transportation
Infrastructure Purposes,
Series A (RB)
4.00%, 05/01/36(c) 1,225 1,271,678
5.00%, 05/01/33(c) 1,025 1,152,476
State of Connecticut,
Transportation Infrustructure
Purposes, Series D (RB)
4.00%, 11/01/38(c) 2,000 2,059,503
40,125,921
Delaware : 0.2%
Delaware Health Facilities
Authority, Bayhealth Medical
Center Project, Series A (RB)
4.00%, 07/01/40(c) 1,000 997,256
State of Delaware (GO)
2.00%, 02/01/35(c) 1,000 816,452
State of Delaware, Series A
(GO)
2.00%, 01/01/36(c) 650 524,736
4.00%, 05/01/41(c) 1,000 1,027,252
5.00%, 05/01/36(c) 1,000 1,164,004
4,529,700
District of Columbia : 1.5%
District of Columbia, Federal
Highway Grant Anticipation
(RB) (SAW)
5.00%, 12/01/34(c) 2,250 2,437,414
District of Columbia, Income
Tax, Series A (RB)
4.00%, 03/01/40(c) 2,000 2,028,475
District of Columbia, Series A
(GO)
5.00%, 01/01/37(c) 1,000 1,145,337
5.00%, 06/01/34(c) 1,000 1,048,819
5.00%, 06/01/33(c) 580 608,281
5.00%, 06/01/35(c) 750 799,787
District of Columbia, Series A
(RB)
5.00%, 03/01/36(c) 1,000 1,088,184
District of Columbia, Series C
(RB)
5.00%, 05/01/36(c) 1,000 1,100,368
District of Columbia, Water and
Sewer Authority, Series A (RB)
5.00%, 10/01/40(c) 1,000 1,146,524
Washington Convention &
Sports Authority, Series A
(RB)
5.00%, 10/01/30(c) 1,000 1,055,544
Washington Metropolitan Area
Transit Authority (RB)
5.00%, 07/01/36(c) 1,000 1,040,354
Par
(000’s) Value
District of Columbia (continued)
Washington Metropolitan Area
Transit Authority, Series A
(RB)
4.00%, 07/15/34(c) $ 4,000 $ 4,182,124
5.00%, 07/15/37(c) 1,400 1,539,241
5.00%, 07/15/37(c) 2,000 2,223,557
Washington Metropolitan Area
Transit Authority, Series A-2
(RB)
5.00%, 07/01/34(c) 810 846,974
5.00%, 07/01/33(c) 550 575,215
Washington Metropolitan Area
Transit Authority, Series B
(RB)
5.00%, 07/01/37(c) 1,140 1,184,295
5.00%, 07/01/31(c) 650 677,662
5.00%, 07/01/34(c) 1,880 1,958,906
5.00%, 07/01/30(c) 555 578,718
27,265,779
Florida : 2.8%
Broward County, Florida
Tourist Development,
Convention Center Expansion
Project (RB)
4.00%, 09/01/36(c) 2,000 2,059,680
Central Florida Expressway
Authority (RB) (BAM)
3.00%, 07/01/34(c) 520 481,535
Central Florida Expressway
Authority, Series A (RB)
4.00%, 07/01/31(c) 1,250 1,258,758
Central Florida Expressway
Authority, Series A (RB) (BAM)
5.00%, 07/01/38(c) 2,000 2,075,256
Central Florida Expressway
Authority, Series B (RB)
4.00%, 07/01/39(c) 2,000 1,983,340
City of Gainesville, Utilities
System, Series A (RB)
5.00%, 10/01/34(c) 1,045 1,092,545
City of Jacksonville, Series A
(RB)
5.00%, 10/01/32(c) 1,095 1,191,753
City of Orlando, Senior Tourist
Development Tax, Series A
(RB) (AGM)
5.00%, 11/01/31(c) 2,000 2,092,311
5.00%, 11/01/37(c) 560 582,803
City of Tampa Florida, H. Lee
Moffitt Cancer Center Project,
Series B (RB)
4.00%, 07/01/38(c) 1,000 1,012,280
County of Miami-Dade (RB)
0.00%, 10/01/32(c) ^ 400 283,472
0.00%, 10/01/31(c) ^ 565 418,897
5.00%, 10/01/34(c) 2,005 2,069,703

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida (continued)
County of Miami-Dade,
Building Better Communities
Program, Series A (GO)
5.00%, 07/01/34(c) $ 555 $ 573,611
County of Miami-Dade,
Building Better Communities
Program, Series A (GO) (SAW)
4.00%, 07/01/36(c) 1,600 1,663,358
County of Miami-Dade,
Expressway Authority Toll
System, Series A (RB)
5.00%, 07/01/39(c) 2,000 2,001,340
County of Miami-Dade, Florida
Aviation, Series A (RB)
4.00%, 10/01/39(c) 1,500 1,509,004
County of Miami-Dade, Florida
Transit System (RB)
4.00%, 07/01/34(c) 865 865,791
County of Miami-Dade, Water
and Sewer System (RB)
5.00%, 10/01/32(c) 3,500 3,921,457
County of Miami-Dade, Water
and Sewer System, Series B
(RB)
3.00%, 10/01/34(c) 370 339,156
Florida Development Finance
Corp., Lakeland Regional
Health Systems (RB)
4.00%, 11/15/35(c) 2,000 2,057,157
Florida Housing Finance Corp.,
Homeowner Mortgage (RB)
2.10%, 07/01/35(c) 950 771,190
JEA Electric System, Series A
(RB)
5.00%, 10/01/39(c) 2,000 2,009,482
JEA Electric System, Series B
(RB)
3.38%, 10/01/34(c) 520 495,196
5.00%, 10/01/32(c) 885 926,225
5.00%, 10/01/30(c) 850 893,759
Lee Memorial Health System,
Series A-1 (RB)
5.00%, 04/01/34(c) 605 644,845
Leon County, City of
Tallahassee, Blueprint
Intergovernmental Agency
(RB)
5.00%, 10/01/38(c) 1,000 1,124,250
Miami-Dade County, Florida
Water and Sewer System,
Series B (RB)
5.00%, 10/01/40(c) 500 568,867
Orange County Health Facilities
Authority (RB)
5.00%, 10/01/39(c) 1,000 1,020,921
Orange County, Health
Facilities Authority, Series A
(RB)
5.00%, 10/01/36(c) 1,325 1,359,097
Par
(000’s) Value
Florida (continued)
Orange County, Tourist
Development Tax (RB)
5.00%, 10/01/30 $ 490 $ 543,897
Polk County, School District
(RB) (SAW)
5.00%, 10/01/30(c) 1,000 1,094,919
Reedy Creek Improvement
District, Series A (GO)
4.00%, 06/01/31(c) 1,000 1,018,017
5.00%, 06/01/35(c) 1,000 1,024,914
South Miami Health Facilities
Authority, Baptist Health (RB)
5.00%, 08/15/32(c) 800 834,269
State of Florida Board
of Governors, Florida
State University Athletics
Association, Series A (RB)
(BAM)
5.00%, 10/01/40(c) 2,000 2,254,339
State of Florida, Board of
Education, Public Education
Capital Outlay, Series C (GO)
(AMBAC)
3.00%, 06/01/35(c) 510 479,526
State of Florida, Board of
Education, Public Education
Capital Outlay, Series E (GO)
2.38%, 06/01/31(c) 590 534,376
State of Florida, Department
of Transportation Financing
Corp. (RB)
3.00%, 07/01/35(c) 1,000 929,835
3.00%, 07/01/31(c) 1,000 963,025
State of Florida, Department
of Transportation, Federal
Highway Reimbursement,
Series A (RB)
5.00%, 07/01/30 880 975,336
Volusia County, School Board,
Master Lease Program, Series
B (CP)
5.00%, 08/01/30(c) 1,320 1,323,715
51,323,207
Georgia : 2.6%
City of Atlanta, Airport
Passenger Facility Charge,
Series C (RB)
5.00%, 07/01/35(c) 800 870,368
5.00%, 07/01/38(c) 2,275 2,458,029
City of Atlanta, Water and
Wastewater (RB)
5.00%, 11/01/32(c) 1,000 1,012,054
County of Fulton (GO)
4.00%, 07/01/40(c) 1,500 1,501,108
Dekalb County, Water and
Sewerage, Series B (RB)
(AGM)
5.00%, 10/01/35(c) 1,530 1,579,630

Par
(000’s) Value
Georgia (continued)
Fulton County, Georgia Water
and Sewerage, Series A (RB)
3.00%, 01/01/37(c) $ 3,000 $ 2,762,842
Georgia Housing and Finance
Authority, Series A (RB)
4.10%, 12/01/39(c) 1,000 1,000,641
Georgia Housing and Finance
Authority, Single Family
Mortgage, Series B-1 (RB)
2.90%, 12/01/31(c) 925 840,270
Main Street Natural Gas Inc,
Series C (RB)
5.00%, 12/01/54(c) (p) 1,000 1,065,905
Main Street Natural Gas, Inc.,
Gas Supply, Series A (RB)
5.00%, 05/15/35 2,000 2,163,660
5.00%, 05/15/37 2,000 2,158,544
5.00%, 05/15/38 1,000 1,075,723
5.00%, 05/01/54(c) (p) 2,000 2,148,334
Main Street Natural Gas, Inc.,
Gas Supply, Series C (RB)
5.00%, 09/01/53(c) (p) 1,000 1,069,594
Main Street Natural Gas, Inc.,
Gas Supply, Series E (RB)
5.00%, 12/01/53(c) (p) 2,000 2,142,720
Private Colleges and
Universities Authority, Emory
University, Series B (RB)
4.00%, 10/01/38(c) 2,000 2,000,597
4.00%, 09/01/40(c) 2,000 2,036,809
4.00%, 09/01/36(c) 2,175 2,259,362
State of Georgia, Private
Colleges and Universities
Authority, Emory University,
Series B (RB)
5.00%, 09/01/33 1,000 1,167,580
State of Georgia, Road and
Tollway Authority (RB)
5.00%, 06/01/31(c) 2,550 2,840,414
5.00%, 06/01/32(c) 2,000 2,222,961
State of Georgia, Road and
Tollway Authority, Series A
(RB)
4.00%, 07/15/35(c) 3,255 3,443,247
State of Georgia, Series A (GO)
4.00%, 08/01/34(c) 935 985,313
5.00%, 02/01/33(c) 1,200 1,250,791
5.00%, 02/01/32(c) 2,000 2,085,189
State of Georgia, Series C (GO)
5.00%, 07/01/30(c) 3,000 3,165,585
47,307,270
Hawaii : 0.6%
City and County of Honolulu,
Rail Transit Project, Series B
(GO)
5.00%, 03/01/31(c) 1,930 2,136,076
City and County of Honolulu,
Series B (GO)
5.00%, 09/01/32(c) 1,015 1,069,433
Par
(000’s) Value
Hawaii (continued)
City and County of Honolulu,
Wastewater System, Series
A (RB)
4.00%, 07/01/33(c) $ 970 $ 978,535
City and County of Honolulu,
Wastewater System, Series
B (RB)
5.00%, 07/01/36(c) 875 948,976
State of Hawaii (RB)
5.00%, 01/01/36(c) 1,000 1,113,102
State of Hawaii, Department
of Transportation Airports
Division, Series D (RB) (BAM)
5.00%, 07/01/34(c) 2,000 2,211,615
State of Hawaii, Series FK (GO)
3.25%, 05/01/33(c) 1,000 966,244
5.00%, 05/01/34(c) 690 724,057
10,148,038
Illinois : 5.0%
Chicago O'Hare International
Airport, Series A (RB)
5.00%, 01/01/35(c) 1,000 1,086,522
Chicago O'Hare International
Airport, Series A (RB) (AGM)
4.00%, 01/01/37(c) 1,000 1,025,081
Chicago O'Hare International
Airport, Series B (RB)
5.00%, 01/01/34(c) 365 377,997
Chicago O'Hare International
Airport, Series D (RB)
4.12%, 01/01/40(c) 1,150 1,136,145
City of Chicago, Chicago
O'Hare International Airport,
Customer Facility Charge (RB)
(BAM)
5.25%, 01/01/41(c) 1,205 1,338,755
City of Chicago, Chicago O'Hare
International Airport, Series
B (RB)
5.00%, 01/01/41(c) 2,120 2,148,480
5.00%, 01/01/39(c) 2,000 2,060,508
City of Chicago, Second Lien
Water (RB) (AGM)
5.00%, 11/01/34(c) 1,420 1,486,988
5.00%, 11/01/36(c) 1,500 1,566,062
City of Chicago, Series A (GO)
5.00%, 01/01/33(c) 2,455 2,625,295
5.00%, 01/01/32(c) 1,000 1,070,846
City of Chicago, Series B (GO)
4.00%, 01/01/40(c) 1,064 1,012,215
City of Chicago, Series C (GO)
5.00%, 01/01/38(c) 1,150 1,155,386
City of Chicago, Wastewater
Transmission, Series A (RB)
(BAM)
5.00%, 01/01/41(c) 1,000 1,112,467
5.00%, 01/01/40(c) 1,000 1,121,765

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois (continued)
City of Chicago, Wastewater
Transmission, Series B (RB)
5.00%, 01/01/36(c) $ 750 $ 773,123
City of Chicago, Wastewater
Transmission, Series B (RB)
(AGM)
5.00%, 01/01/37(c) 1,000 1,121,670
Illinois Finance Authority, Carle
Foundation, Series A (RB)
4.00%, 08/15/37(c) 1,500 1,527,669
4.00%, 08/15/38(c) 1,500 1,518,494
5.00%, 08/15/35(c) 1,000 1,104,291
Illinois Finance Authority, Clean
Water Initiative (RB)
4.00%, 07/01/35(c) 1,600 1,672,793
4.00%, 07/01/37(c) 1,000 1,040,022
5.00%, 07/01/33(c) 700 727,644
5.00%, 07/01/36(c) 2,560 2,783,636
Illinois Finance Authority, Clean
Water Initiative (RB) (AGM)
5.00%, 07/01/34(c) 1,400 1,522,180
Illinois Finance Authority,
Memorial Health System (RB)
5.00%, 04/01/34(c) 1,435 1,507,397
Illinois Finance Authority,
NorthShore University
HealthSystem, Series A (RB)
4.00%, 08/15/40(c) 1,625 1,601,154
5.00%, 08/15/33(c) 1,000 1,098,233
5.00%, 08/15/32(c) 1,365 1,498,835
5.00%, 08/15/34(c) 1,295 1,423,174
Illinois Finance Authority, Silver
Cross Hospital and Medical
Centers, Series C (RB)
4.12%, 08/15/37(c) 2,145 2,054,417
Illinois Finance Authority, The
University of Chicago, Series
B (RB)
5.00%, 04/01/35(c) 2,000 2,329,436
Illinois Housing Development
Authority, Series B (RB)
3.45%, 10/01/33(c) 420 411,224
Illinois Municipal Electric
Agency Power Supply System,
Series A (RB)
4.00%, 02/01/34(c) 1,500 1,484,698
Illinois State Finance Authority,
Ann & Robert H. Lurie
Children's Hospital (RB)
4.00%, 08/15/37(c) 1,000 1,005,944
Illinois State Finance Authority,
University of Chicago, Series
A (RB)
5.00%, 10/01/33 1,000 1,159,272
Illinois State Municipal Electric
Agency, Power Supply, Series
A (RB)
4.00%, 02/01/35(c) 2,000 1,967,353
Par
(000’s) Value
Illinois (continued)
Illinois State Toll Highway
Authority, Series A (RB)
5.00%, 01/01/40(c) $ 2,000 $ 2,018,403
5.00%, 01/01/37(c) 3,000 3,470,217
Illinois State Toll Highway
Authority, Series B (RB)
5.00%, 01/01/40(c) 1,000 1,017,555
5.00%, 01/01/37(c) 1,500 1,530,575
Illinois State, Series C (GO)
4.00%, 10/01/40(c) 1,000 980,319
Metropolitan Water
Reclamation District of
Greater Chicago (GO) (NATL-
IBC FGIC)
5.25%, 12/01/35 1,000 1,202,875
Northern Illinois Municipal
Power Agency, Series A (RB)
4.00%, 12/01/36(c) 1,500 1,481,293
5.00%, 12/01/30(c) 990 1,026,841
Sales Tax Securitization Corp.,
Series A (RB)
5.00%, 01/01/34(c) 570 595,789
5.00%, 01/01/34(c) 1,000 1,132,633
State of Illinois (GO)
4.00%, 10/01/34(c) 2,000 2,019,311
4.00%, 07/01/37(c) 1,000 1,000,655
5.00%, 05/01/36(c) 1,000 1,103,693
5.00%, 07/01/36(c) 1,000 1,105,031
State of Illinois (RB)
3.00%, 06/15/32(c) 680 642,737
State of Illinois, Sales Tax,
Series A (RB) (BAM)
3.00%, 06/15/32(c) 3,000 2,835,603
State of Illinois, Sales Tax,
Series C (RB)
5.00%, 06/15/30 1,000 1,089,995
State of Illinois, Series A (GO)
4.00%, 03/01/40(c) 2,460 2,423,853
5.00%, 10/01/33(c) 2,500 2,640,061
5.00%, 12/01/35(c) 1,000 1,040,982
5.00%, 03/01/34(c) 1,000 1,098,081
5.00%, 05/01/41(c) 630 651,483
5.00%, 05/01/35(c) 2,250 2,358,329
5.25%, 12/01/30(c) 1,200 1,268,144
State of Illinois, Series B (GO)
5.00%, 11/01/30(c) 1,000 1,083,323
State of Illinois, Seris B (GO)
5.00%, 05/01/38(c) 1,145 1,278,974
5.00%, 05/01/41(c) 2,000 2,197,379
91,951,305
Indiana : 0.7%
Avon Indiana  Community
School Building Corp.,  AD
Valorem Property Tax First
Mortgage (RB)
5.25%, 07/15/39(c) 1,000 1,141,885
City of Indianapolis, Indiana
Water System, Series A (RB)
5.00%, 10/01/36(c) 1,720 1,831,516

Par
(000’s) Value
Indiana (continued)
Indiana Finance Authority, First
Lien Wastewater Utility (RB)
4.00%, 10/01/35(c) $ 2,500 $ 2,614,169
Indiana Finance Authority,
Indiana University Health Inc.,
Series B (RB)
5.00%, 10/01/55(c) (p) 1,000 1,121,644
Indiana Finance Authority, Ohio
Valley Electric Corp. Project,
Series A (RB)
4.25%, 11/01/30 1,545 1,563,456
Indianapolis Local Public
Improvement Bond Bank,
Courhouse and Jail Project,
Series A (RB)
5.00%, 02/01/31(c) 1,715 1,847,806
Indianapolis Local Public
Improvement Bond Bank,
Indiana Convention Center
Hotel, Series E (RB)
5.50%, 03/01/38(c) 1,000 1,117,198
Indianapolis Local Public
Improvement Bond Bank,
Series A (RB) (AGM)
4.00%, 06/01/39(c) 1,000 1,017,805
12,255,479
Iowa : 0.4%
Iowa Finance Authority (RB)
5.00%, 08/01/31(c) 1,000 1,052,713
Iowa Finance Authority,
Midwestern Disaster Area,
Iowa Fertilizer Company
Project (RB)
4.00%, 12/01/50(c) (p) 3,210 3,372,431
Iowa Finance Authority, Series
A (RB)
5.00%, 08/01/37(c) 1,000 1,127,071
5.00%, 08/01/37(c) 1,000 1,157,138
5.00%, 08/01/36(c) 1,000 1,158,273
7,867,626
Kansas : 0.4%
County of Butler, Unified
School District No. 385 (GO)
4.00%, 09/01/30(c) 500 509,853
County of Johnson, Internal
Improvement, Series A (GO)
4.00%, 09/01/34(c) 750 761,534
Kansas Development Finance
Authority, Adventhealth
Hospital, Series B (RB)
5.00%, 11/15/54(p) 2,450 2,709,327
State of Kansas, Department of
Transportation, Series A (RB)
5.00%, 09/01/32(c) 1,165 1,220,417
University of Kansas Hospital
Authority (RB)
4.00%, 09/01/40(c) 2,000 1,963,638
7,164,769
Par
(000’s) Value
Kentucky : 0.6%
Kentucky Public Energy
Authority, Gas Supply, Series
A-1 (RB)
4.00%, 08/01/52(c) (p) $ 1,200 $ 1,202,159
5.25%, 04/01/54(c) (p) 3,000 3,268,104
Kentucky Public Energy
Authority, Gas Supply, Series
B (RB)
5.00%, 01/01/55(c) (p) 1,000 1,076,823
Kentucky State Property and
Building Commission, Project
No. 119 (RB) (BAM)
5.00%, 05/01/34(c) 3,285 3,491,951
Louisville and Jefferson County,
Metro Government, Norton
Healthcare, Inc., Series A (RB)
4.00%, 10/01/36(c) 1,000 969,169
5.00%, 10/01/31(c) 290 296,515
University of Kentucky, Series
A (RB)
3.00%, 10/01/35(c) 770 709,426
4.00%, 10/01/30(c) 500 503,707
11,517,854
Louisiana : 0.9%
Jefferson Sales Tax District,
Parish of Jefferson, Series B
(RB) (AGM)
4.00%, 12/01/37(c) 1,300 1,327,811
5.00%, 12/01/33(c) 615 665,100
Jefferson Sales Tax District,
Series B (RB) (AGM)
4.00%, 12/01/35(c) 500 513,565
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Series B (RB)
2.50%, 04/01/36(c) 1,455 1,218,832
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Westlake Chemical
Corp. Project (RB)
3.50%, 11/01/32(c) 5,040 4,888,338
Louisville Public Facilities
Authority, Tulane University,
Series A (RB)
5.00%, 10/15/36(c) 1,000 1,131,058
State of Louisiana, Series A
(GO)
5.00%, 03/01/33(c) 930 1,021,901
5.00%, 03/01/32(c) 750 843,285
5.00%, 03/01/38(c) 1,000 1,113,502
5.00%, 04/01/36(c) 1,000 1,149,803
5.00%, 04/01/35(c) 1,000 1,155,577
State of Louisiana, Series A
(GO) (BAM)
5.00%, 03/01/34(c) 910 1,000,380
16,029,152

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Maryland : 1.7%
City of Baltimore, Wastewater
Project, Series C (RB)
5.00%, 07/01/39(c) $ 1,500 $ 1,505,433
County of Baltimore (GO)
4.00%, 03/01/34(c) 890 925,610
County of Baltimore (GO) (AGC)
4.00%, 03/01/34(c) 1,925 1,989,207
County of Baltimore (GO) (CA
MTG INS)
4.00%, 03/01/36(c) 2,420 2,493,874
County of Montgomery, Series
A (GO)
3.00%, 08/01/32(c) 750 724,326
Maryland Department of
Transportation (RB)
3.00%, 09/01/31(c) 500 479,911
Prince George's County, Public
Improvement, Series A (GO)
5.00%, 07/15/36(c) 2,500 2,672,690
5.00%, 08/01/35(c) 2,500 2,919,438
5.00%, 08/01/34(c) 1,500 1,755,345
Prince George's County, Public
Improvement, Series A (GO)
(SAW)
4.00%, 07/15/30(c) 1,000 1,029,541
State of Maryland (GO)
4.00%, 06/01/30(c) 1,500 1,500,070
State of Maryland, Department
of Transportation (RB)
3.00%, 11/01/30(c) 520 503,331
3.12%, 05/01/31(c) 855 830,961
State of Maryland, Department
of Transportation (RB) (SAW)
2.12%, 10/01/31(c) 2,340 2,036,237
State of Maryland, State and
Local Facilities Loan (GO)
4.00%, 08/01/32(c) 530 544,600
5.00%, 03/15/32(c) 3,000 3,274,008
5.00%, 08/01/30(c) 1,000 1,078,811
State of Maryland, State and
Local Facilities Loan, Series
A (GO)
3.00%, 08/01/31(c) 1,000 978,880
5.00%, 03/15/31(c) 1,500 1,665,268
Washington Suburban
Sanitary District, Maryland
Consolidated Public
Improvement (GO)
5.00%, 06/01/34(c) 1,650 1,702,638
30,610,179
Massachusetts : 3.4%
City of Boston, Series A (GO)
5.00%, 11/01/39(c) 2,000 2,306,308
Commonwealth of
Massachusetts (RB) (BAM-
TCRS NATL)
5.50%, 01/01/34 3,000 3,485,078
Par
(000’s) Value
Massachusetts (continued)
Commonwealth of
Massachusetts (RB) (NATL)
5.50%, 01/01/34 $ 1,000 $ 1,139,758
Commonwealth of
Massachusetts
Transportation Fund, Series
A (RB)
5.00%, 06/01/33(c) 1,275 1,276,688
Commonwealth of
Massachusetts, Accelerated
Bridge Program, Series A (RB)
5.00%, 06/01/35(c) 980 981,273
Commonwealth of
Massachusetts, Series A (GO)
5.00%, 01/01/40(c) 1,500 1,708,574
5.00%, 10/01/31 3,000 3,423,929
Commonwealth of
Massachusetts, Series B (GO)
5.00%, 05/01/40(c) 1,500 1,714,820
5.00%, 07/01/34(c) 1,860 1,921,975
5.00%, 07/01/31(c) 600 620,293
Commonwealth of
Massachusetts, Series C (GO)
(AGM)
5.00%, 05/01/31 2,665 3,022,398
Commonwealth of
Massachusetts, Series D (GO)
4.00%, 11/01/37(c) 2,000 2,053,941
4.00%, 05/01/35(c) 1,165 1,190,845
5.00%, 07/01/36(c) 365 403,111
Commonwealth of
Massachusetts, Series D (GO)
(SBG)
5.00%, 07/01/38(c) 2,000 2,197,446
Commonwealth of
Massachusetts, Series E (GO)
3.00%, 11/01/33(c) 1,275 1,211,860
4.00%, 04/01/33(c) 1,000 1,001,683
4.00%, 04/01/38(c) 1,000 992,930
4.00%, 09/01/39(c) 3,000 2,976,822
5.00%, 11/01/32(c) 1,000 1,117,269
5.00%, 09/01/37(c) 1,010 1,076,984
Commonwealth of
Massachusetts,
Transportation Fund, Series
A (GO)
5.00%, 12/01/33(c) 500 520,173
Commonwealth of
Massachusetts,
Transportation Fund, Series
A (RB)
5.00%, 06/01/37(c) 800 895,914
Massachusetts Bay
Transportation Authority
Sales Tax, Series A-1 (RB)
4.00%, 07/01/38(c) 2,000 2,077,474
5.00%, 07/01/40(c) 1,000 1,132,684

Par
(000’s) Value
Massachusetts (continued)
Massachusetts Bay
Transportation Authority,
Series A (RB)
5.00%, 07/01/40(c) $ 1,000 $ 1,145,312
Massachusetts Development
Finance Agency, Beth Israel
Lahey Health Issue, Series K
(RB)
5.00%, 07/01/35(c) 255 274,167
Massachusetts Development
Finance Agency, Children's
Hospital, Series T (RB)
5.00%, 03/01/34(c) 1,000 1,163,396
Massachusetts Development
Finance Agency, Harvard
University Issue, Series A (RB)
4.00%, 07/15/36(c) 1,035 1,041,522
Massachusetts Development
Finance Agency, Harvard
University Issue, Series B (RB)
5.00%, 02/15/33 2,000 2,331,332
Massachusetts Development
Finance Agency, Partners
Healthcare System, Series S
(RB)
4.00%, 07/01/35(c) 1,500 1,515,230
Massachusetts Development
Finance Agency, Series A (RB)
5.00%, 10/01/41(c) 1,000 1,139,993
Massachusetts Development
Finance Agency, Series B (RB)
4.00%, 02/15/36 1,000 1,102,638
Massachusetts Development
Finance Agency, Suffolk
University (RB)
5.00%, 07/01/35(c) 500 511,836
Massachusetts School Building
Authority, Dedicated Sales
Tax, Series C (RB)
5.00%, 08/15/37(c) 1,150 1,168,393
Massachusetts Water
Resources Authority, Series B
(RB) (AGM)
5.25%, 08/01/30 2,000 2,276,122
Massachusetts Water
Resources Authority, Series
C (RB)
5.00%, 08/01/31(c) 2,115 2,239,453
The Commonwealth of
Massachusetts, Series A (GO)
5.00%, 03/01/36(c) 1,000 1,164,871
University of Massachusetts
Building Authority (RB)
5.00%, 11/01/30(c) 1,020 1,083,184
5.00%, 11/01/34(c) 750 823,424
5.00%, 05/01/34(c) 1,220 1,329,908
Par
(000’s) Value
Massachusetts (continued)
University of Massachusetts
Building Authority (RB) (SD
CRED PROG)
5.00%, 11/01/32(c) $ 500 $ 549,880
61,310,891
Michigan : 1.4%
Detroit City School District,
Series A (GO) (AGM)
5.25%, 05/01/32 2,220 2,505,182
Great Lakes Water Authority,
Sewage Disposal System,
Senior Lien, Series A (RB)
5.00%, 07/01/37(c) 3,000 3,450,740
Great Lakes Water Authority,
Sewage Disposal System,
Senior Lien, Series B (RB)
5.00%, 07/01/30(c) 500 517,308
5.00%, 07/01/31(c) 570 588,794
Great Lakes Water Authority,
Sewage Disposal System,
Senior Lien, Series C (RB)
5.00%, 07/01/33(c) 1,025 1,054,870
Kalamazoo Michigan Hospital
Facilities, Bronson Healthcare
Group (RB)
4.00%, 05/15/36(c) 2,000 1,984,391
Michigan Finance Authority
Hospital, McLaren Health
Care, Series A (RB)
5.00%, 05/15/38(c) 1,500 1,509,380
Michigan Finance Authority,
Henry Ford Health System
(RB)
3.00%, 11/15/33(c) 355 332,085
Michigan Finance Authority,
Local Government Loan
Program, Series H-1 (RB)
5.00%, 10/01/34(c) 725 726,562
Michigan Finance Authority,
Trinity Health Credit Group,
Series A (RB)
4.00%, 12/01/40(c) 1,000 1,000,591
5.00%, 12/01/34(c) 2,000 2,090,714
5.00%, 12/01/35(c) 585 609,211
Michigan State Housing
Development Authority,
Series A (RB)
4.30%, 10/01/40(c) 725 725,109
Michigan State Housing
Development Authority,
Series B (RB)
4.50%, 12/01/38(c) 1,500 1,543,052
Michigan State University,
Series A (RB)
5.00%, 08/15/40(c) 2,000 2,024,204
State of Michigan, Building
Authority, Series I (RB)
5.00%, 10/15/32(c) 570 589,951

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Michigan (continued)
State of Michigan,
Environmental Program,
Series A (GO)
3.00%, 05/15/36(c) $ 750 $ 680,804
State of Michigan, Housing
Development Authority,
Single-Family Mortgage,
Series B (RB)
3.10%, 12/01/31(c) 1,370 1,281,392
State of Michigan, Trunk Line
Fund (RB)
5.00%, 11/15/36(c) 1,000 1,152,662
State of Michigan, Trunk Line
Fund, Series A (RB)
5.00%, 11/15/35(c) 1,900 2,139,219
26,506,221
Minnesota : 0.8%
County of Hennepin, Minnesota
First Lien Sales Tax, Series A
(RB)
5.00%, 12/15/31(c) 1,000 1,041,606
Minneapolis-St. Paul
Metropolitan Airports
Commission, Series B (RB)
5.00%, 01/01/31(c) 325 339,169
Minnesota Agricultural &
Economic Development
Board (RB)
5.00%, 01/01/38(c) 1,000 1,135,156
Minnesota Public Facilities
Authority, Series A (RB)
5.00%, 03/01/33(c) 1,500 1,545,614
5.00%, 03/01/31 1,000 1,129,266
Regents of the University of
Minnesota, Series B (RB)
5.00%, 12/01/31(c) 1,000 1,052,658
State of Minnesota, Various
Purpose, Series A (GO)
5.00%, 08/01/33(c) 1,000 1,094,274
5.00%, 08/01/36(c) 1,000 1,089,960
5.00%, 08/01/37(c) 2,000 2,232,609
5.00%, 08/01/36(c) 2,000 2,231,331
State of Minnesota, Various
Purpose, Series D (GO)
3.00%, 10/01/30(c) 1,000 978,250
White Bear Lake, independent
School District No. 624, Series
A (GO) (SD CRED PROG)
3.00%, 02/01/33(c) 1,000 970,037
14,839,930
Mississippi : 0.1%
State of Mississippi, Series A
(RB)
5.00%, 10/15/36(c) 550 568,597
5.00%, 10/15/34(c) 1,000 1,038,345
1,606,942
Par
(000’s) Value
Missouri : 0.5%
County of St. Louis, Hazewood
School District, Series A (GO)
(BAM)
5.00%, 03/01/38(c) $ 1,000 $ 1,118,076
Curators of the University of
Missouri, Series B (RB)
5.00%, 11/01/30 1,400 1,572,776
Missouri Joint Municipal Electric
Utility Commission, Prairie
State Project, Series A (RB)
4.00%, 12/01/32(c) 685 689,271
Springfield School District No.
R-12 (GO)
4.00%, 03/01/34(c) 650 671,297
Springfield School District No.
R-12 (GO) (SAW)
4.00%, 03/01/35(c) 2,415 2,489,729
5.00%, 03/01/36(c) 450 486,931
St. Louis School District, Board
of Education (GO) (AGM)
5.00%, 04/01/37(c) 1,000 1,123,700
The Community College District
of St. Louis, St. Louis County
(CP)
5.00%, 04/01/40(c) 1,000 1,120,164
9,271,944
Nebraska : 0.6%
Central Plains Energy Project,
Gas Project Crossover No. 3,
Series A (RB)
5.00%, 09/01/32 1,280 1,376,720
5.00%, 09/01/34 4,300 4,648,120
5.00%, 09/01/35 2,000 2,159,639
Central Plans Energy Project,
Gas Project Crossover No.3,
Series B (RB)
5.00%, 09/01/31 1,215 1,301,828
Nebraska Public Power District,
Series B (RB)
5.00%, 01/01/37(c) 1,000 1,017,459
10,503,766
Nevada : 0.8%
Clark County School District,
Limited Tax, Series A (GO)
5.00%, 06/15/40(c) 1,000 1,115,785
Clark County, Nevada Limited
Tax, Flood Control (GO)
4.00%, 11/01/33(c) 1,675 1,679,168
Clark County, Nevada Limited
Tax, Series A (GO)
4.00%, 06/15/41(c) 1,000 1,003,865
Clark County, Nevada
McCarran International
Airport, Passenger Facility,
Series E (RB)
5.00%, 07/01/32(c) 470 508,888
Clark County, School District,
Series A (GO) (AGM)
5.00%, 06/15/32(c) 1,000 1,095,849

Par
(000’s) Value
Nevada (continued)
5.00%, 06/15/34(c) $ 915 $ 1,005,943
Clark County, School District,
Series B (GO) (BAM)
3.00%, 06/15/38(c) 1,500 1,322,696
Clark County, School District,
Series C (GO)
5.00%, 06/15/32(c) 1,050 1,110,078
Clark County, Transportation
Improvement, Limited Tax,
Series B (GO)
4.00%, 12/01/39(c) 2,245 2,273,988
County of Clark, Motor Vehicle
Fuel Tax (RB) (AGM)
4.00%, 07/01/40(c) 1,105 1,128,755
Las Vegas Valley Water District,
Series C (GO)
3.00%, 06/01/32(c) 1,000 953,931
State of Nevada, Highway
Improvement, Motor Vehicle
Fuel Tax (RB) (AGM)
4.00%, 12/01/33(c) 760 780,088
4.00%, 12/01/32(c) 760 781,384
14,760,418
New Jersey : 3.6%
Casino Reinvestment
Development Authority,
Luxury Tax (RB)
5.25%, 11/01/39(c) 1,210 1,212,162
County of Camden, Board of
Education of Township of
Cherry Hill (GO)
4.00%, 08/01/35(c) 1,000 1,038,395
County of Hudson (GO)
2.00%, 11/15/34(c) 2,000 1,625,664
2.00%, 11/15/35(c) 685 544,143
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series A (RB) (BAM)
3.12%, 07/01/31(c) 755 729,197
New Jersey Economic
Development Authority, New
Jersey Transit Transportation
Project, Series A (RB) (AGM)
5.00%, 11/01/33(c) 1,000 1,080,557
New Jersey Economic
Development Authority,
School Facilities Construction,
Series LLL (RB)
5.00%, 06/15/36(c) 1,250 1,342,783
5.00%, 06/15/37(c) 1,970 2,102,192
New Jersey Economic
Development Authority,
School Facilities Construction,
Series MMM (RB)
4.00%, 06/15/36(c) 1,080 1,098,111
Par
(000’s) Value
New Jersey (continued)
New Jersey Economic
Development Authority,
School Facilities Construction,
Series QQQ (RB)
4.00%, 06/15/36(c) $ 2,455 $ 2,503,001
4.00%, 06/15/39(c) 1,000 1,011,760
New Jersey Educational
Facilities Authority, New
Jersey Princeton University,
Series C (RB)
2.00%, 03/01/41(c) 500 353,940
New Jersey Educational
Facilities Authority, Princeton
University, Series C (RB)
2.00%, 03/01/38(c) 2,000 1,533,022
2.00%, 03/01/37(c) 1,975 1,546,936
2.00%, 03/01/36(c) 1,000 800,387
New Jersey Educational
Facilities Authority, Princeton
University, Series I (RB)
5.00%, 07/01/32(c) 500 528,766
New Jersey Educational
Facilities, Princeton
Unviersity, Series A-2 (RB)
5.00%, 03/01/41(c) 2,500 2,863,814
New Jersey Health Care
Facilities Financing Authority,
Inspira Health, Series A (RB)
3.38%, 07/01/34(c) 360 343,769
New Jersey Health Care
Facilities Financing Authority,
Valley Health System (RB)
5.00%, 07/01/31(c) 1,000 1,078,345
New Jersey State Turnpike
Authority, Series B (RB)
5.00%, 01/01/34(c) 2,900 3,063,719
5.00%, 01/01/33(c) 1,080 1,142,140
New Jersey Transportation
Trust Fund Authority, Series
A (RB)
4.00%, 12/15/31(c) 2,830 2,884,350
4.25%, 06/15/40(c) 3,045 3,135,260
5.00%, 12/15/33(c) 1,395 1,489,007
5.00%, 12/15/34(c) 1,100 1,172,024
5.00%, 12/15/36(c) 1,000 1,060,114
New Jersey Transportation
Trust Fund Authority, Series
A-1 (RB)
4.10%, 06/15/31(c) 780 788,139
New Jersey Transportation
Trust Fund Authority, Series
AA (RB)
4.00%, 06/15/39(c) 1,000 1,006,125
4.12%, 06/15/39(c) 1,000 1,013,752
4.75%, 06/15/38(c) 2,950 2,972,797
5.00%, 06/15/40(c) 1,000 1,109,340

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New Jersey (continued)
New Jersey Transportation
Trust Fund Authority, Series
BB (RB)
4.00%, 06/15/36(c) $ 1,045 $ 1,061,125
New Jersey Transportation
Trust Fund Authority, Series
D (RB)
5.00%, 06/15/32(c) 1,720 1,727,633
New Jersey Turnpike Authority,
Series G (RB)
5.00%, 01/01/36(c) 3,000 3,160,043
New Jersey Turnpike Authority,
Series G (RB) (AGM)
4.00%, 01/01/33(c) 2,130 2,176,350
New Jersey, Economic
Development Authority,
Series SSS (RB)
5.00%, 06/15/34 1,500 1,719,764
New Jersey, Transportation
Trust Fund Authority, Series
A (RB)
4.00%, 06/15/40(c) 1,000 1,004,537
State of New Jersey, Various
Purposes (GO)
2.00%, 06/01/34(c) 3,000 2,422,413
2.00%, 06/01/30(c) 3,000 2,648,593
5.00%, 06/01/38(c) 2,000 2,179,121
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/31(c) 500 526,315
5.00%, 06/01/32(c) 2,755 2,896,624
65,696,229
New Mexico : 0.1%
State of New Mexico (GO)
5.00%, 03/01/33 1,000 1,158,125
Underline
New York : 18.2%
Battery Park City Authorization,
Series B (RB)
5.00%, 11/01/36(c) 1,000 1,176,796
City of New York Trust for
Cultural Resources, Lincoln
Center for Performing Arts
Inc., Series A (RB)
4.00%, 12/01/34(c) 3,000 3,110,238
City of New York, Housing
Development Corp., Series
G-1 (RB)
3.10%, 11/01/32(c) 500 464,106
City of New York, Series A (GO)
4.00%, 08/01/34(c) 485 487,010
4.00%, 08/01/38(c) 600 611,247
5.00%, 08/01/37(c) 1,000 1,135,179
5.00%, 09/01/34(c) 2,170 2,481,881
City of New York, Series A-1
(GO)
5.00%, 09/01/37(c) 2,000 2,245,229
Par
(000’s) Value
New York (continued)
City of New York, Series B-1
(GO)
5.00%, 10/01/31(c) $ 500 $ 545,542
5.00%, 10/01/32(c) 1,125 1,225,641
5.00%, 11/01/30 1,000 1,111,303
5.25%, 10/01/40(c) 1,575 1,788,163
City of New York, Series C (GO)
5.00%, 08/01/33(c) 1,165 1,173,938
City of New York, Series D (GO)
4.00%, 04/01/41(c) 1,000 1,001,349
City of New York, Series D-1
(GO) (BAM)
5.00%, 03/01/37(c) 1,565 1,703,812
City of New York, Series E (GO)
5.00%, 04/01/37(c) 1,000 1,131,163
5.00%, 08/01/30(c) 540 556,134
City of New York, Series E-1
(GO)
5.00%, 03/01/39(c) 2,000 2,097,484
5.00%, 03/01/32(c) 1,015 1,075,151
5.25%, 03/01/34(c) 1,000 1,066,025
5.25%, 03/01/31(c) 1,500 1,603,629
City of New York, Series F-1
(GO)
5.00%, 08/01/36(c) 1,000 1,137,961
5.00%, 08/01/37(c) 1,000 1,135,179
5.00%, 08/01/39(c) 1,330 1,506,059
5.00%, 08/01/38(c) 1,000 1,133,637
City of New York, Series I-1 (GO)
4.25%, 03/01/35(c) 1,000 1,000,132
City of New York, Series L (GO)
5.00%, 04/01/32(c) 655 708,496
City of New York, Series L-5
(GO)
5.00%, 04/01/34(c) 1,865 2,091,011
County of Broome, Local
Development Corp., United
Health Services Hospitals, In.
Project (RB) (AGM)
4.00%, 04/01/40(c) 925 922,291
County of Monroe, Industrial
Development Corp.,
Rochester Regional Health
Project, Series A (RB)
3.00%, 12/01/37(c) 865 709,903
County of Nassau, Interim
Finance Authority, Public
Benefit Corp., Series A (RB)
4.00%, 11/15/35(c) 1,000 1,065,985
5.00%, 11/15/35(c) 1,500 1,711,436
County of Suffolk, New York
Water System, Series A (RB)
5.00%, 06/01/36(c) 1,515 1,630,362
County of Suffolk, Public
Improvement, Series C (GO)
4.00%, 09/01/36(c) 1,000 1,028,219
5.00%, 09/01/35(c) 1,500 1,668,611

Par
(000’s) Value
New York (continued)
Dormitory Authority of the
State of New York, General
Purpose, Series A (RB)
5.00%, 03/15/41(c) $ 2,000 $ 2,254,980
5.00%, 03/15/38(c) 1,000 1,150,340
5.00%, 03/15/37(c) 1,000 1,155,192
Hudson Yards Infrastructure
Corp., Series A (RB)
5.00%, 02/15/33(c) 460 480,206
5.00%, 02/15/31(c) 1,400 1,462,247
5.00%, 02/15/32(c) 1,700 1,775,134
Long Island Power Authority,
Electric System (RB)
5.00%, 09/01/32(c) 500 527,106
5.00%, 09/01/31(c) 305 321,745
5.00%, 09/01/33(c) 750 790,245
Long Island Power Authority,
Electric System, Series A (RB)
3.00%, 09/01/36(c) 450 413,818
5.00%, 09/01/36(c) 1,500 1,663,624
Long Island Power Authority,
Electric System, Series A (RB)
(AGM)
4.00%, 09/01/39(c) 1,500 1,490,765
Long Island Power Authority,
Electric System, Series B (RB)
5.00%, 09/01/36(c) 2,000 2,071,722
Metropolitan Transportation
Authority (RB)
4.00%, 11/15/40(c) 1,000 1,002,221
Metropolitan Transportation
Authority, Series A (RB)
4.00%, 11/15/33(c) 340 341,213
5.00%, 11/15/40(c) 1,000 1,108,500
Metropolitan Transportation
Authority, Series C-1 (RB)
4.00%, 11/15/32(c) 1,980 2,007,909
4.00%, 11/15/34(c) 395 399,974
5.00%, 11/15/34(c) 810 857,475
5.00%, 11/15/31(c) 1,445 1,532,783
5.00%, 11/15/33(c) 2,540 2,690,728
5.00%, 11/15/30(c) 1,540 1,634,639
Metropolitan Transportation
Authority, Series C-2 (RB)
0.00%, 11/15/33^ 1,035 727,615
Metropolitan Transportation
Authority, Series D (RB)
3.12%, 11/15/35(c) 265 239,878
4.00%, 11/15/32(c) 400 402,941
5.00%, 11/15/30(c) 1,085 1,151,677
5.00%, 11/15/32(c) 1,570 1,664,315
5.00%, 11/15/33(c) 535 566,748
Metropolitan Transportation
Authority, Series D-1 (RB)
(BAM)
5.00%, 11/15/33(c) 2,000 2,043,267
Metropolitan Transportation
Authority, Series E (RB)
5.00%, 11/15/30 1,000 1,101,719
Par
(000’s) Value
New York (continued)
New York City Housing
Development Corp., Multi-
Family Housing, Series A (RB)
(AGC)
2.90%, 11/01/37(c) $ 1,000 $ 874,135
New York City Housing
Development Corp., Multi-
Family Housing, Series A-1-C
(RB)
2.35%, 11/01/35(c) 1,100 902,259
New York City Housing
Development Corp., Multi-
Family Housing, Series I-1
(RB)
2.35%, 11/01/40(c) 525 394,585
New York City Industrial
Development Agency,
Queens Baseball Stadium
Project, Series A (RB) (AGM)
4.00%, 01/01/32(c) 500 517,037
5.00%, 01/01/31 2,700 2,987,725
New York City Industrial
Development Agency, Yankee
Stadium Project, Series A (RB)
(AGM)
4.00%, 03/01/31(c) 2,765 2,877,762
4.00%, 03/01/32(c) 2,500 2,598,262
New York City Municipal Water
Finance Authority, Series AA
(RB)
5.00%, 06/15/32(c) 1,000 1,092,900
New York City Municipal Water
Finance Authority, Series
CC-1 (RB)
5.00%, 06/15/38(c) 1,000 1,032,751
New York City Municipal Water
Finance Authority, Series DD
(RB)
5.00%, 06/15/34(c) 3,685 4,317,139
5.00%, 06/15/34 5,360 6,334,093
New York City Municipal Water
Finance Authority, Series FF-2
(RB)
5.00%, 06/15/33(c) 500 542,033
New York City Transitional
Finance Authority Building
Aid, Series S (RB) (SAW)
4.00%, 07/15/35(c) 1,015 1,064,495
5.00%, 07/15/40(c) 1,305 1,311,027
New York City Transitional
Finance Authority Future Tax,
Series A-1 (RB)
5.00%, 05/01/37(c) 1,000 1,138,694
5.00%, 05/01/36(c) 1,000 1,140,734
New York City Transitional
Finance Authority Future Tax,
Series F-1 (RB)
5.00%, 02/01/39(c) 1,000 1,123,786

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York City Transitional
Finance Authority, Building
Aid, Series S-1 (RB) (SAW)
4.00%, 07/15/36(c) $ 1,375 $ 1,432,387
New York City Transitional
Finance Authority, Building
Aid, Series S-2 (RB) (SAW)
5.00%, 07/15/31(c) 1,010 1,082,707
New York City Transitional
Finance Authority, Building
Aid, Series S-3 (RB) (SAW)
5.00%, 07/15/35(c) 1,000 1,068,963
5.00%, 07/15/33(c) 1,605 1,717,243
New York City Transitional
Finance Authority, Building
Aid, Series S-4 (RB) (SAW)
5.00%, 07/15/33(c) 500 534,967
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
A (RB)
3.00%, 11/01/37(c) 2,000 1,813,670
5.00%, 11/01/36(c) 3,000 3,309,781
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
A-1 (RB)
4.00%, 05/01/31(c) 630 636,924
5.00%, 11/01/32(c) 1,000 1,130,104
5.00%, 05/01/34(c) 880 904,122
5.00%, 05/01/33(c) 450 462,722
5.00%, 05/01/35(c) 655 672,168
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
B (RB)
4.00%, 08/01/35(c) 2,000 2,010,939
5.00%, 05/01/36(c) 1,000 1,147,675
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
B-1 (RB)
4.00%, 08/01/39(c) 1,190 1,205,269
5.00%, 08/01/32(c) 1,345 1,351,297
5.00%, 11/01/34(c) 2,980 2,993,950
5.00%, 11/01/32(c) 1,065 1,115,257
5.00%, 08/01/31(c) 690 712,775
5.00%, 08/01/32(c) 540 557,612
5.00%, 08/01/33(c) 895 924,015
5.00%, 08/01/32(c) 1,000 1,051,689
5.00%, 08/01/34(c) 780 832,204
5.00%, 08/01/31(c) 1,000 1,111,596
5.00%, 08/01/34(c) 1,000 1,122,486
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
C (RB)
5.00%, 11/01/30(c) 2,280 2,387,662
5.00%, 11/01/33(c) 900 940,837
Par
(000’s) Value
New York (continued)
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
C-1 (RB)
4.00%, 05/01/39(c) $ 1,690 $ 1,709,202
4.00%, 05/01/41(c) 500 501,265
4.00%, 05/01/40(c) 775 779,463
5.00%, 05/01/37(c) 2,500 2,757,175
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
D-1 (RB)
4.00%, 11/01/38(c) 1,500 1,529,952
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
E-1 (RB)
5.00%, 02/01/35(c) 1,195 1,204,168
5.00%, 02/01/31(c) 1,500 1,537,018
5.00%, 02/01/39(c) 1,710 1,769,698
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
G-1 (RB)
4.00%, 11/01/30 6,000 6,342,597
New York City Transitional
Finance Authority, Series C
(RB)
5.00%, 05/01/33 1,000 1,152,337
New York City Transitional
Finance Authority, Series D
(RB)
5.00%, 11/01/36(c) 1,000 1,152,847
5.00%, 11/01/39(c) 4,300 4,897,763
New York City Water and Sewer
System, Series AA-2 (RB)
3.00%, 06/15/40(c) 915 793,051
New York City Water and Sewer
System, Series EE (RB) (AGC)
5.00%, 06/15/40(c) 800 854,735
New York Environmental
Facilities Corporation, New
York City Municipal Water
Finance Authory Projects,
Series A (RB)
5.00%, 06/15/40(c) 1,000 1,150,213
New York Liberty Development
Corp., Goldman Sachs
Headquarters LLC (RB)
5.25%, 10/01/35 1,000 1,162,423
New York State Dormitory
Authority (RB)
4.00%, 07/01/38(c) 2,000 1,998,154
New York State Dormitory
Authority, Memorial Sloan-
Kettering Cancer Center,
Series 1 (RB)
4.00%, 07/01/37(c) 1,000 1,025,495

Par
(000’s) Value
New York (continued)
New York State Dormitory
Authority, Montefiore
Medical Center, Series A (RB)
5.00%, 08/01/30(c) $ 1,000 $ 1,031,440
New York State Dormitory
Authority, New York
University, Series A (RB)
5.00%, 07/01/33(c) 1,140 1,198,048
5.00%, 07/01/40(c) 400 424,859
5.00%, 07/01/32(c) 385 415,349
New York State Dormitory
Authority, New York
University, Series A (RB) (AGC)
5.00%, 03/15/38(c) 1,250 1,317,534
New York State Dormitory
Authority, Sales Tax, Series
A (RB)
5.00%, 03/15/40(c) 1,500 1,687,836
5.00%, 03/15/36(c) 2,000 2,294,194
5.00%, 03/15/37(c) 1,000 1,145,327
New York State Dormitory
Authority, School Districts
Bond Financing Program,
Series A (RB) (AGM)
4.00%, 10/01/35(c) 1,315 1,343,226
New York State Dormitory
Authority, School Districts
Bond Financing Program,
Series A (RB) (AGM-ST AID
WITHHLDG)
5.00%, 10/01/35(c) 2,040 2,284,170
5.00%, 10/01/36(c) 1,000 1,117,828
New York State Dormitory
Authority, School Districts
Bond Financing Program,
Series A (RB) (SAW)
5.00%, 10/01/30(c) 1,325 1,373,944
5.00%, 10/01/32(c) 1,200 1,244,327
New York State Dormitory
Authority, Series A (RB)
4.00%, 02/15/33(c) 1,000 1,015,083
4.00%, 02/15/35(c) 2,475 2,498,884
New York State Dormitory
Authority, State Personal
Income Tax, Series A (RB)
3.00%, 03/15/38(c) 3,120 2,826,405
4.00%, 02/15/36(c) 1,235 1,247,936
4.00%, 03/15/37(c) 1,075 1,102,591
4.00%, 03/15/38(c) 2,795 2,857,418
4.00%, 03/15/37(c) 1,135 1,166,169
5.00%, 02/15/31(c) 2,115 2,202,210
5.00%, 02/15/32(c) 595 618,788
5.00%, 03/15/35(c) 1,950 2,104,646
5.00%, 03/15/36(c) 3,910 4,215,388
5.00%, 03/15/34(c) 2,370 2,556,981
5.00%, 02/15/39(c) 2,000 2,054,508
5.00%, 03/15/39(c) 2,000 2,249,724
5.25%, 03/15/38(c) 1,305 1,405,883
Par
(000’s) Value
New York (continued)
New York State Dormitory
Authority, State Personal
Income Tax, Series B (RB)
5.00%, 02/15/34(c) $ 1,095 $ 1,103,857
5.00%, 02/15/37(c) 2,270 2,372,052
5.00%, 02/15/31(c) 2,000 2,099,698
New York State Dormitory
Authority, State Personal
Income Tax, Series D (RB)
5.00%, 02/15/33(c) 2,000 2,205,430
5.00%, 02/15/32(c) 940 971,420
New York State Dormitory
Authority, State Personal
Income Tax, Series E (RB)
4.00%, 03/15/38(c) 1,500 1,537,907
4.00%, 03/15/37(c) 2,000 2,058,100
New York State Dormitory
Authority, State Sales Tax,
Series A (RB)
5.00%, 03/15/31(c) 515 537,939
5.00%, 03/15/33(c) 1,000 1,041,941
5.00%, 03/15/34(c) 2,110 2,196,018
New York State Dormitory
Authority, State Sales Tax,
Series C (RB)
5.00%, 03/15/35(c) 1,970 2,085,417
5.00%, 03/15/31(c) 520 552,236
New York State Environmental
Facilities Corp., Municipal
Water Finance Authority
Projects, Series A (RB)
5.00%, 06/15/32(c) 415 428,868
New York State Environmental
Facilities Corp., Municipal
Water Finance Authority
Projects, Series B (RB)
5.00%, 06/15/36(c) 1,250 1,367,902
New York State Environmental
Facilities Corp., Municipal
Water Finance Authority
Projects, Series E (RB)
5.00%, 06/15/33(c) 1,000 1,049,616
New York State Housing
Finance Agency, Series H (RB)
(AGM)
2.10%, 11/01/35(c) 835 668,821
New York State Thruway
Authority, Personal Income
Tax, Series A-1 (RB)
4.00%, 03/15/40(c) 525 526,988
New York State Thruway
Authority, Series A (RB)
5.00%, 01/01/33(c) 600 612,224
5.00%, 01/01/41(c) 1,000 1,015,937
5.00%, 01/01/31(c) 650 663,604
New York State Thruway
Authority, Series B (RB) (AGM)
4.00%, 01/01/37(c) 800 812,562

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York State Thruway
Authority, Series K (RB)
5.00%, 01/01/31(c) $ 2,500 $ 2,516,090
5.00%, 01/01/32(c) 4,335 4,362,899
New York State Thruway
Authority, Series L (RB)
3.50%, 01/01/37(c) 1,120 1,100,343
4.00%, 01/01/36(c) 2,500 2,547,740
New York State Thruway
Authority, Series P (RB)
5.00%, 01/01/38(c) 1,000 1,158,826
New York State Thruway
Authority, State Personal
Income, Series A-1 (RB)
5.00%, 03/15/35(c) 800 895,620
5.00%, 03/15/34(c) 2,000 2,243,458
New York State Urban
Development Corp., State
Personal Income, Series A
(RB)
5.00%, 03/15/37(c) 1,475 1,632,731
New York State Urban
Development Corp., State
Personal Income, Series C
(RB)
4.00%, 03/15/37(c) 1,000 1,023,582
4.00%, 03/15/34(c) 1,000 1,032,510
5.00%, 03/15/32(c) 4,295 4,510,445
5.00%, 03/15/31(c) 350 367,675
New York State Urban
Development Corp., State
Sales Tax, Series A (RB)
5.00%, 03/15/35(c) 1,000 1,092,755
5.00%, 03/15/36(c) 4,500 5,061,860
New York State, Urban
Development Coporation,
Series B (RB)
5.00%, 03/15/36(c) 1,000 1,155,160
New York Transportation
Development Corp.,
Terminal 4 John F. Kennedy
International Airport Project,
Series C (RB)
5.00%, 12/01/30 1,150 1,260,067
5.00%, 12/01/37(c) 1,000 1,082,649
5.00%, 12/01/35(c) 750 815,527
Port Authority of New York and
New Jersey, Series 184 (RB)
5.00%, 09/01/30(c) 2,000 2,002,509
Port Authority of New York and
New Jersey, Series 209 (RB)
5.00%, 07/15/36(c) 500 534,649
Port Authority of New York and
New Jersey, Series 211 (RB)
5.00%, 09/01/34(c) 500 536,829
Port Authority of New York and
New Jersey, Series 217 (RB)
5.00%, 11/01/36(c) 500 545,295
Par
(000’s) Value
New York (continued)
Port Authority of New York and
New Jersey, Series 222 (RB)
4.00%, 07/15/36(c) $ 2,600 $ 2,681,676
4.00%, 07/15/37(c) 3,975 4,093,120
5.00%, 07/15/35(c) 1,000 1,116,406
5.00%, 07/15/34(c) 1,000 1,117,994
State of New York, Dormitory
Authority, Series A (RB)
5.00%, 03/15/41(c) 1,000 1,136,710
State of New York, Mortgage
Agency, Series 195 (RB)
3.00%, 10/01/31(c) 615 575,561
State of New York, Mortgage
Agency, Series 205 (RB)
3.12%, 10/01/32(c) 460 431,886
Town of Hempstead, New York
Public Improvement (GO)
4.00%, 05/01/41(c) 1,000 1,024,549
Triborough Bridge and Tunnel
Authority, MTA Bridges and
Tunnels, Series A-1 (RB)
5.00%, 05/15/40(c) 750 857,099
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series A (RB)
5.00%, 11/15/31 1,000 1,135,600
5.00%, 11/15/34(c) 1,000 1,155,873
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series B (RB)
5.00%, 05/15/31 1,130 1,274,123
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series C (RB)
5.00%, 05/15/37(c) 1,225 1,373,863
5.00%, 11/15/36(c) 3,000 3,457,987
5.00%, 11/15/38(c) 2,000 2,307,188
Triborough Bridge and Tunnel
Authority, Series B (RB)
5.00%, 11/15/31 1,000 1,138,415
5.00%, 11/15/32(c) 1,070 1,121,459
5.00%, 11/15/33(c) 1,255 1,315,103
5.00%, 11/15/37(c) 1,000 1,044,401
Troy Capital Resource Corp.,
Rensselaer Polytechnic
Institute Project, Series A (RB)
5.00%, 09/01/31(c) 1,795 1,957,981
5.00%, 09/01/37(c) 500 540,982
TSASC, Inc., Tobacco Settlement
Bonds, Series A (RB)
5.00%, 06/01/35(c) 845 874,091
5.00%, 06/01/33(c) 500 518,671
TSASC, Inc., Tobacco
Settlement, Series A (RB)
5.00%, 06/01/41(c) 1,000 1,018,695
Utility Debt Securitization
Authority (RB)
5.00%, 12/15/36(c) 2,830 2,890,671
5.00%, 12/15/38(c) 2,000 2,110,335

Par
(000’s) Value
New York (continued)
Utility Debt Securitization
Authority, Series A (RB)
5.00%, 12/15/35(c) $ 500 $ 515,695
5.00%, 12/15/33(c) 2,000 2,064,254
5.00%, 12/15/32(c) 610 629,822
Utility Debt Securitization
Authority, Series E (RB)
5.00%, 12/15/35(c) 2,000 2,327,268
331,264,952
North Carolina : 1.1%
Charlotte-Mecklenburg
Hospital Authority, Atrium
Health Care, Series D (RB)
5.00%, 01/15/49(p) 3,000 3,319,153
Charlotte-Mecklenburg
Hospital Authority, Carolinas
Healthcare System, Series A
(RB)
4.00%, 01/15/35(c) 1,925 1,934,824
County of Mecklenburg, Series
B (GO)
2.00%, 12/01/30(c) 250 222,740
County of Wake (RB)
3.00%, 03/01/35(c) 1,500 1,411,470
North Carolina Charlotte
Douglas International Airport,
Series A (RB)
4.00%, 07/01/39(c) 1,670 1,713,752
4.00%, 07/01/38(c) 1,000 1,033,742
North Carolina Housing
Finance Agency Home
Ownership (RB)
4.60%, 07/01/37(c) 1,000 1,039,445
North Carolina Municipal
Power Agency No. 1, Series
A (RB)
5.00%, 01/01/32(c) 1,000 1,092,371
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
5.00%, 01/01/32(c) 500 517,548
North Carolina Turnpike
Authority, Triangle
Expressway System, Series
A (RB)
4.00%, 01/01/35(c) 800 813,926
4.00%, 01/01/33(c) 890 907,543
4.00%, 01/01/34(c) 360 367,016
State of North Carolina,
Department of State
Treasurer, Series B (GO)
2.12%, 06/01/36(c) 625 507,233
State of North Carolina, Series
A (GO)
3.00%, 06/01/34(c) 380 366,074
5.00%, 06/01/31(c) 1,100 1,226,528
State of North Carolina, Series
A (RB)
5.00%, 05/01/31(c) 1,000 1,087,206
Par
(000’s) Value
North Carolina (continued)
5.00%, 05/01/34(c) $ 1,000 $ 1,145,392
State of North Carolina, Series
B (RB)
3.00%, 05/01/31(c) 800 769,244
University of North Carolina at
Chapel Hill, Series B (RB)
5.00%, 12/01/37(c) 1,000 1,141,445
20,616,652
Ohio : 1.9%
Akron Bath Copley Joint
Township Hospital District,
Summa Health (RB)
4.00%, 11/15/36(c) 1,000 972,873
4.00%, 11/15/35(c) 1,000 977,801
American Municipal Power,
Inc., Spairie State Campus
Project, Series A (RB)
5.00%, 02/15/37(c) 1,000 1,134,422
American Municipal Power,
Inc., Spairie State Campus
Project, Series A (RB)
(BAM-TCRS)
4.00%, 02/15/34(c) 1,520 1,568,544
American Municipal Power,
Inc., Spairie State Campus
Project, Series B (RB)
5.00%, 02/15/35(c) 1,360 1,475,359
Buckeye Tobacco Settlement
Financing Authority, Series
A-2 (RB)
5.00%, 06/01/32(c) 500 539,698
5.00%, 06/01/33(c) 500 539,089
5.00%, 06/01/34(c) 3,000 3,227,228
City of Columbus, Various
Purpose, Series A (GO)
5.00%, 08/15/40(c) 1,000 1,151,463
City of Columbus, Various
Purpose, Series B (GO)
5.00%, 04/01/31(c) 1,245 1,360,057
County of Allen, Ohio Hospital
Facilities, Mercy Health,
Series A (RB)
5.00%, 08/01/30(c) 1,030 1,089,963
5.00%, 12/01/30(c) 1,000 1,097,279
County of Butler, Ohio Hospital
Facilities, UC Health (RB)
4.00%, 11/15/37(c) 500 467,642
County of Hamilton, Series A
(RB)
4.00%, 12/01/31(c) 1,000 1,012,857
Northeast Ohio Regional Sewer
District (RB)
3.00%, 11/15/35(c) 1,000 920,594
Ohio Turnpike and
Infrastructure Commission,
Series A (RB)
5.00%, 02/15/31(c) 500 531,388
5.00%, 02/15/32(c) 500 531,184

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Ohio (continued)
Ohio Water Development
Authority, Drinking Water
Assistance, Series A (RB)
5.00%, 12/01/40(c) $ 1,000 $ 1,144,259
Ohio Water Development
Authority, Drinking Water,
Series A (RB)
5.00%, 12/01/36(c) 1,335 1,495,337
Ohio Water Development
Authority, Fresh Water (RB)
5.00%, 12/01/37(c) 1,760 1,915,756
Ohio Water Development
Authority, Water Pollution
Control, Series A (RB)
5.00%, 12/01/31(c) 2,065 2,169,768
5.00%, 06/01/33(c) 1,000 1,113,339
5.00%, 12/01/37(c) 1,970 2,176,905
State of Ohio Hospital,
Cleveland Clinic Health
System, Series A (RB)
4.00%, 01/01/34(c) 760 770,233
State of Ohio, Cleveland Clinic
System, Series B (RB) (BAM)
4.00%, 01/01/41(c) 835 836,111
State of Ohio, Highway Capital
Improvement, Series T (GO)
5.00%, 05/01/33(c) 1,000 1,055,718
State of Ohio, Major New
Infrastructure Project (RB)
5.00%, 12/15/31 1,225 1,392,730
State of Ohio, Ohio Water
Development Authority,
Water Pollution Control,
Series A (RB)
5.00%, 12/01/40(c) 1,000 1,144,259
33,811,856
Oklahoma : 0.2%
Grand River Dam Authority,
Series A (RB)
4.00%, 06/01/33(c) 2,000 2,015,807
5.00%, 06/01/31(c) 515 534,872
Oklahoma Turnpike Authority,
Series C (RB)
5.00%, 01/01/35(c) 565 588,963
3,139,642
Oregon : 1.3%
Asante Health System, Hospital
Facilities Authority of the City
of Medford, Asante Projects,
Series A (RB)
5.00%, 08/15/33(c) 720 780,831
Asante Health System, Hospital
Facilities Authority of the City
of Medford, Asante Projects,
Series A (RB) (AGM)
5.00%, 08/15/34(c) 700 758,048
City of Portland Oregon, Sewer
System, Series A (RB)
3.00%, 03/01/37(c) 2,350 2,124,839
Par
(000’s) Value
Oregon (continued)
Corvallis School District No.
509J, Series B (GO) (SBG)
5.00%, 06/15/35(c) $ 1,285 $ 1,373,890
Hillsboro School District No. 1J
(GO) (SBG)
5.00%, 06/15/31(c) 1,000 1,054,898
5.00%, 06/15/35(c) 590 621,224
Marion and Polk County,
Salem-Keizer School District
No. 24J, Series B (GO) (SBG)
4.00%, 06/15/35(c) 740 757,618
5.00%, 06/15/32(c) 545 581,954
Marion and Polk County,
Salem-Keizer School District
No. 24J, Series C (GO) (SBG)
4.00%, 06/15/38(c) 2,000 2,048,382
Multnomah and Clackamas
Counties, School District No.
10JT, Series B (GO) (SBG)
0.01%, 06/15/32(c) 1,215 888,419
0.01%, 06/15/33(c) 1,010 704,739
Multnomah County School
District No. 1J, Series B (GO)
(SBG)
3.00%, 06/15/33(c) 1,280 1,209,940
Multnomah County, School
District No. 1J (GO) (SBG)
5.00%, 06/15/35(c) 1,000 1,161,705
Portland Community College
District (GO)
5.00%, 06/15/36(c) 1,000 1,151,009
State of Oregon, Department
of Transportation, Highway
User Tax, Series A (RB)
4.00%, 11/15/38(c) 3,000 3,081,334
5.00%, 11/15/36(c) 1,650 1,809,180
5.00%, 11/15/36(c) 1,000 1,111,252
State of Oregon, Series A (GO)
5.00%, 05/01/36(c) 1,000 1,153,963
Tri-County Metropolitan
Transportation District of
Oregon, Series A (RB)
3.25%, 10/01/34(c) 570 549,396
22,922,621
Pennsylvania : 3.6%
Allegheny County Hospital
Development Authority,
Series A (RB)
5.00%, 04/01/33(c) 1,120 1,171,708
5.00%, 07/15/33(c) 810 871,809
Allegheny County Sanitary
Authority Sewer (RB)
5.00%, 12/01/35(c) 1,000 1,016,451
City of Philadelphia, Gas Works
(RB)
5.00%, 10/01/32(c) 970 1,000,688
5.00%, 10/01/30(c) 880 909,329
5.00%, 10/01/31(c) 735 758,875
5.00%, 10/01/33(c) 680 700,939

Par
(000’s) Value
Pennsylvania (continued)
City of Philadelphia, Series A
(RB) (AGC)
4.00%, 07/01/36(c) $ 1,000 $ 1,014,883
City of Philadelphia, Series B
(GO)
5.00%, 02/01/37(c) 1,500 1,600,186
Commonwealth Financing
Authority, Series A (RB)
5.00%, 06/01/33(c) 1,595 1,614,548
Commonwealth of
Pennsylvania (GO)
3.00%, 01/01/31(c) 510 496,367
3.00%, 09/15/35(c) 1,055 978,509
4.00%, 02/01/32(c) 1,500 1,512,661
4.00%, 05/15/32(c) 2,000 2,111,743
4.00%, 08/15/34(c) 1,500 1,505,029
5.00%, 09/01/32 2,000 2,297,462
5.00%, 09/01/37(c) 1,000 1,156,095
Geisinger Authority Health
System, Series A (RB)
4.00%, 04/01/39(c) 1,000 1,002,752
5.00%, 02/15/39(c) 3,100 3,191,883
Lancaster County, Hospital
Authority, Penn State Health
(RB)
5.00%, 11/01/38(c) 1,100 1,166,904
Pennsylvania Economic
Development Financing
Authority, UPMC, Series A
(RB)
3.38%, 11/15/33(c) 1,000 975,594
Pennsylvania Higher
Educational Facilities
Authority, Trustee of
University, Series A (RB)
4.00%, 08/15/31(c) 1,000 1,008,580
Pennsylvania Higher
Educational Facilities
Authority, Trustee of
University, Series B (RB)
5.00%, 10/01/34(c) 2,675 2,732,389
Pennsylvania Housing Finance
Agency, Single Family
Mortgage (RB)
2.80%, 10/01/31(c) 700 643,410
3.20%, 10/01/31(c) 425 402,199
3.65%, 10/01/32(c) 315 312,455
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series B (RB)
3.20%, 10/01/32(c) 300 278,699
3.45%, 10/01/32(c) 620 597,063
Pennsylvania State System of
Higher Education, Series AT-1
(RB)
4.00%, 06/15/34(c) 765 768,046
Pennsylvania Turnpike
Commission (RB)
5.00%, 12/01/32(c) 1,000 1,004,498
Par
(000’s) Value
Pennsylvania (continued)
Pennsylvania Turnpike
Commission, Motor License
(RB)
4.00%, 12/01/37(c) $ 2,000 $ 2,013,665
Pennsylvania Turnpike
Commission, Series A (RB)
5.00%, 12/01/32(c) 750 774,230
5.00%, 12/01/37(c) 1,250 1,337,951
5.00%, 12/01/30(c) 500 547,636
5.00%, 12/01/37(c) 1,000 1,080,680
5.00%, 12/01/33(c) 1,000 1,145,682
Pennsylvania Turnpike
Commission, Series B (RB)
4.00%, 12/01/36(c) 1,000 1,032,510
4.00%, 12/01/37(c) 1,025 1,052,605
4.00%, 12/01/38(c) 1,000 1,017,189
5.00%, 12/01/34(c) 1,010 1,029,251
5.00%, 06/01/36(c) 2,650 2,710,171
5.00%, 12/01/34(c) 700 781,289
Pennsylvania Turnpike
Commission, Series B (RB)
(AGM)
5.00%, 06/01/34(c) 510 532,363
5.00%, 06/01/33(c) 1,735 1,807,636
Pittsburgh Water and Sewer
Authority, Series B (RB) (AGM)
5.00%, 09/01/31 1,460 1,653,251
5.00%, 09/01/32 2,000 2,295,910
5.00%, 09/01/33 2,000 2,323,018
School District of Philadelphia,
Series F (GO) (SAW)
5.00%, 09/01/37(c) 1,000 1,017,654
5.00%, 09/01/32(c) 485 496,679
5.00%, 09/01/38(c) 1,570 1,595,833
State of Pennsylvania (GO)
5.00%, 09/01/31 2,000 2,267,464
State Public School Building
Authority, School District of
Philadelphia Project, Series A
(RB) (AGM)
5.00%, 06/01/32(c) 1,750 1,809,953
5.00%, 06/01/33(c) 1,225 1,266,410
66,390,784
Rhode Island : 0.3%
Rhode Island Health and
Educational Building Corp.,
Financing Program, Series F
(RB)
4.00%, 05/15/39(c) 1,000 1,012,571
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing (RB)
5.00%, 05/15/34 1,000 1,115,291
Rhode Island Housing and
Mortgage Finance Corp.,
Series A (RB) (AGM)
2.10%, 10/01/35(c) 1,000 794,518

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Rhode Island (continued)
State of Rhode Island, Series
A (GO)
5.00%, 08/01/39(c) $ 2,000 $ 2,252,393
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/40(c) 1,000 1,005,659
6,180,432
South Carolina : 0.9%
City of Columbia, South
Carolina, Series B (RB)
4.00%, 02/01/41(c) 2,000 2,000,825
Lancaster County, School
District (GO)
3.25%, 03/01/32(c) 325 322,310
4.00%, 03/01/35(c) 1,000 1,009,526
Patriots Energy Group
Financing Agency, Gas
Supply, Series A (RB)
5.25%, 10/01/54(c) (p) 5,000 5,379,105
Piedmont Municipal Power
Agency, Series B (RB)
5.00%, 01/01/32(c) 1,000 1,084,190
South Carolina Jobs-Economic
Development Authority,
Novant Health Obligated
Group, Series A (RB)
5.25%, 11/01/40(c) 1,000 1,142,393
South Carolina Transportation
Infrastructure Bank, Series
A (RB)
5.00%, 10/01/37(c) 1,000 1,047,352
South Carolina, Public Service
Authority, Series A (RB)
4.00%, 12/01/33(c) 1,115 1,140,588
5.00%, 12/01/37(c) 1,500 1,522,960
Town of Mount Pleasant, South
Carolina Water and Sewer
System, Series A (RB)
4.00%, 06/01/39(c) 1,000 1,004,247
15,653,496
South Dakota : 0.2%
South Dakota Health and
Educational Facilities
Authority (RB)
5.00%, 09/01/40(c) 2,750 2,839,678
5.00%, 09/01/30(c) 255 266,759
3,106,437
Tennessee : 1.1%
County of Shelby, Public
Improvement, Series B (GO)
4.00%, 04/01/40(c) 1,000 1,015,582
Metropolitan Government
of Nashville and Davidson
County (GO)
4.00%, 01/01/31(c) 545 550,883
4.00%, 01/01/32(c) 580 585,080
Par
(000’s) Value
Tennessee (continued)
Metropolitan Government
of Nashville and Davidson
County, Vanderbilt University
Medical Center, Series A (RB)
5.00%, 07/01/31(c) $ 1,000 $ 1,102,361
5.00%, 07/01/40(c) 3,050 3,093,405
Shelby County, Public
Improvement, Series B (GO)
4.00%, 04/01/34(c) 1,000 1,044,217
4.00%, 04/01/35(c) 1,000 1,040,504
4.00%, 04/01/33(c) 3,000 3,149,472
State of Tennessee, Series A
(GO)
5.00%, 05/01/35(c) 1,000 1,164,231
Tennessee Corp. Gas Supply,
Series A (RB)
5.50%, 10/01/53(c) (p) 2,000 2,157,701
Tennessee Energy Acquisition
Corp., Commodity Project,
Series A (RB)
5.00%, 05/01/52(c) (p) 4,000 4,245,207
The Health and Educational
Facilities Board of the Town
of Greenville Tennessee,
Ballad Health, Series A (RB)
4.00%, 07/01/40(c) 1,155 1,108,048
20,256,691
Texas : 9.5%
Aldine Independent School
District, Series A (GO)
4.00%, 02/15/34(c) 675 683,789
4.00%, 02/15/33(c) 910 923,101
Arlington Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 02/15/35(c) 500 514,499
4.00%, 02/15/34(c) 1,000 1,030,230
Austin Independent School
District,  Unlimited Tax School
Building (GO)
5.00%, 08/01/36(c) 1,500 1,714,346
Bexar County Hospital District,
Limited Tax (GO)
4.00%, 02/15/35(c) 1,000 1,013,981
Board of Regents of the
University of Texas System,
Series A (RB)
5.00%, 08/15/30 2,950 3,289,272
Board of Regents of the
University of Texas System,
Series A (RB) (AGM)
5.00%, 08/15/31(c) 850 929,076
Board of Regents, University of
Texas, Series B (RB)
5.00%, 07/01/36 2,250 2,681,345
Cedar Hill Independent School
District (GO)
5.00%, 02/15/41(c) 1,000 1,127,295

Par
(000’s) Value
Texas (continued)
City of Austin, Water and
Wastewater System (RB)
5.00%, 11/15/30(c) $ 1,065 $ 1,067,180
City of Dallas, Series A (GO)
3.00%, 02/15/36(c) 600 555,179
City of Dallas, Waterworks and
Sewer System, Series A (RB)
5.00%, 10/01/31(c) 600 625,320
5.00%, 10/01/30(c) 565 588,963
City of Dallas, Waterworks and
Sewer System, Series C (RB)
5.00%, 10/01/33(c) 1,500 1,667,648
City of Denton, Utility System
(RB)
5.00%, 12/01/31(c) 965 996,966
City of Houston, Airport
System, Series D (RB)
5.00%, 07/01/36(c) 1,000 1,053,418
City of Houston, Combined
Utility System, First Lien,
Series A (RB)
5.00%, 11/15/33(c) 4,500 5,004,072
5.00%, 11/15/36(c) 1,000 1,157,880
City of Houston, Combined
Utility System, First Lien,
Series C (RB)
4.00%, 11/15/36(c) 1,500 1,539,552
City of Houston, Combined
Utility System, First Lien,
Series D (RB)
5.00%, 11/15/33(c) 1,000 1,074,064
City of Houston, Public
Improvement, Series A (GO)
5.00%, 03/01/32(c) 1,000 1,080,319
City of Houston, Series A (GO)
5.00%, 03/01/31(c) 500 520,196
5.00%, 03/01/32(c) 520 540,582
5.00%, 03/01/40(c) 1,000 1,118,447
City of Houston, Texas Public
Improvement, Series A (GO)
5.00%, 03/01/34(c) 1,000 1,138,864
City of San Antonio Texas,
Electric and Gas Systems,
Series B (RB)
5.00%, 02/01/40(c) 1,000 1,127,273
City of San Antonio, Electric and
Gas Systems (RB)
5.00%, 02/01/33(c) 1,000 1,124,915
City of San Antonio, Electric and
Gas Systems, Series B (RB)
4.00%, 02/01/33 1,000 1,054,992
5.00%, 02/01/39(c) 1,000 1,124,085
Clear Creek Independent
School District (GO)
5.00%, 02/15/38(c) 2,000 2,283,670
Conroe Independent School
District (GO)
5.00%, 02/15/31(c) 1,430 1,444,166
Par
(000’s) Value
Texas (continued)
Corpus Christi Independent
School District (GO)
4.00%, 08/15/32(c) $ 320 $ 327,646
County of Bexar, Alamo
Community College District
(GO)
4.00%, 08/15/32(c) 1,000 1,049,654
County of Collin, Community
College District (GO)
3.25%, 08/15/33(c) 500 483,162
4.00%, 08/15/31(c) 925 946,332
County of Dallas, Cedar Hill
Independent School District
(GO)
5.00%, 02/15/40(c) 1,000 1,132,558
County of Dallas, Garland
Independent School District,
Series A (GO)
5.00%, 02/15/37(c) 500 569,217
County of Dallas, Highland Park
Independent School District
(GO)
3.00%, 02/15/35(c) 1,540 1,423,907
County of Harris, Cultural
Education Facilities Finance
Corp., TECO Project (RB)
4.00%, 11/15/32(c) 950 956,527
5.00%, 11/15/30(c) 850 897,213
County of Harris, Houston
Independent School District,
Series A (GO)
4.00%, 02/15/39(c) 1,000 1,000,433
County of Harris, Toll Road,
Senior Lien, Series A (RB)
5.00%, 08/15/33(c) 675 696,618
Cypress-Fairbanks Independent
School District (GO)
4.00%, 02/15/31(c) 1,735 1,737,737
4.00%, 02/15/38(c) 1,275 1,318,857
Cypress-Fairbanks Independent
School District, Series A (GO)
3.00%, 02/15/34(c) 500 477,542
4.00%, 02/15/37(c) 1,500 1,558,789
5.00%, 02/15/31(c) 1,805 1,956,546
Dallas Area Rapid Transit,
Senior Lien (RB)
5.00%, 12/01/33(c) 1,835 2,008,898
Dallas Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 02/15/31(c) 1,000 1,056,250
5.00%, 02/15/40(c) 1,500 1,666,342
5.00%, 02/15/36(c) 1,000 1,130,585
5.00%, 02/15/35(c) 1,000 1,135,082
Eagle Mountain and Saginaw
Independent School District
(GO)
4.00%, 08/15/32(c) 335 337,815

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
EP Tuscany Zaragosa PFC
Residential Development,
Tuscany at Mega hills and
Villas (RB)
4.00%, 12/01/33(c) $ 2,000 $ 1,955,683
Fort Bend Independent School
District (GO)
5.00%, 08/15/30(c) 2,000 2,100,579
Frisco Independent School
District (GO)
4.00%, 02/15/32(c) 1,350 1,407,718
4.00%, 02/15/36(c) 1,345 1,401,481
5.00%, 08/15/36(c) 2,000 2,157,342
Harris County Flood Control
District Improvement, Series
A (GO)
4.00%, 10/01/35(c) 1,000 1,033,133
Harris County, Cultural
Education Facilities Finance
Corp., Texas Children's
Hospital, Series A (RB)
3.00%, 10/01/40(c) 1,145 987,515
Harris County, Texas
Permanent Improvement
(GO)
5.00%, 09/15/41(c) 1,000 1,126,463
Hays Consolidated
Independent School District
(GO)
5.00%, 02/15/40(c) 1,000 1,103,879
Houston Independent School
District, Limited Tax School
House (GO)
5.00%, 02/15/34(c) 540 563,695
Houston Independent School
District, Maintenance Tax
Notes (GO)
5.00%, 07/15/32(c) 605 647,506
Katy Independent School
District, Fort Bend, Harris and
Waller Counties (GO)
5.00%, 02/15/38(c) 2,510 2,599,250
Lamar Consolidated
Independent School District,
Fort Bend County, Texas,
Series A (GO)
5.00%, 02/15/41(c) 2,000 2,230,687
Lone Star College System (GO)
4.00%, 02/15/32(c) 1,500 1,506,941
5.00%, 02/15/33(c) 400 411,400
Lower Colorado River Authority
(RB) (AGM)
5.00%, 05/15/32(c) 1,000 1,114,488
Lower Colorado River
Authority, LCRA Transmission
Services Corp. Project (RB)
5.00%, 05/15/37(c) 1,250 1,352,618
Par
(000’s) Value
Texas (continued)
Lower Colorado River
Authority, LCRA Transmission
Services Corp. Project, Series
A (RB) (AGM)
5.00%, 05/15/36(c) $ 1,000 $ 1,137,784
Midland County Texas, Midland
Independent School District
(GO)
4.00%, 02/15/39(c) 2,555 2,635,449
New Hope Cultural Education
Facilities Finance Corp.
Hospital, Children’s
Healthcare, Series A (RB)
4.00%, 08/15/40(c) 555 546,216
4.00%, 08/15/36(c) 1,005 1,005,592
North Texas Municipal Water
District, Water System (RB)
5.00%, 09/01/35(c) 715 740,106
North Texas Tollway Authority
System, Series B (RB)
4.00%, 01/01/36(c) 2,000 2,031,368
4.00%, 01/01/33(c) 1,975 2,036,002
4.00%, 01/01/38(c) 2,250 2,260,472
5.00%, 01/01/39(c) 1,000 1,028,696
North Texas Tollway Authority,
First Tier, Series A (RB)
4.12%, 01/01/40(c) 2,000 2,018,087
5.00%, 01/01/33(c) 500 511,265
5.00%, 01/01/31(c) 1,675 1,715,516
North Texas Tollway Authority,
Second Tier, Series B (RB)
(AGM)
4.00%, 01/01/35(c) 450 453,465
Northside Independent School
District, Unlimited Tax (GO)
5.00%, 08/15/32(c) 880 924,437
Permanent University Fund,
University of Texas System
(RB)
5.00%, 07/01/33(c) 1,180 1,351,911
Pflugerville Independent School
District, Unlimited Tax, Series
A (GO)
5.00%, 02/15/37(c) 1,000 1,122,066
5.00%, 02/15/34(c) 1,875 2,120,768
Plano Independent School
District, Unlimited Tax (GO)
5.00%, 02/15/35(c) 1,000 1,136,895
5.00%, 02/15/36(c) 1,000 1,133,664
Port of Houston Authority of
Harris County, Series A-2 (GO)
5.00%, 10/01/34(c) 1,000 1,107,606
San Antonio Independent
School District, Unlimited Tax
School Building (GO)
4.00%, 08/15/34(c) 500 516,064

Par
(000’s) Value
Texas (continued)
State of Texas, Conroe
Independent School Disrict
(GO)
5.00%, 02/15/38(c) $ 1,000 $ 1,152,465
State of Texas, Tarrant County
College District (GO)
5.00%, 08/15/40(c) 2,020 2,240,459
State of Texas, Tarrant County,
Hurst-Euless-Bedford
Independent School District
(GO)
4.00%, 08/15/40(c) 1,000 1,023,614
State of Texas, Transportation
Commission (GO)
4.00%, 10/01/32(c) 1,525 1,525,378
Texas Department of Housing
& Community Affairs, Series
A (RB) (GNMA/FNMA)
3.80%, 07/01/39(c) 1,670 1,587,599
Texas Municipal Gas
Acquisition & Supply Corp.
III (RB)
5.00%, 12/15/31 1,475 1,582,759
5.00%, 12/15/32 1,000 1,080,619
Texas Municipal Gas
Acquisition & Supply Corp. IV,
Series B (RB)
5.50%, 01/01/54(c) (p) 3,000 3,368,987
Texas Private Activity Bond
Surface Transportation Corp.,
LBJ Infrastructure Group LLC
I-635 Managed Lanes Project,
Series A (RB)
4.00%, 06/30/36(c) 1,390 1,402,745
Texas Private Activity Bond
Surface Transportation Corp.,
NTE Mobility Partners LLC
Project, Series A (RB)
4.00%, 12/31/37(c) 1,000 1,006,861
Texas Private Activity Bond
Surface Transportation
Corporation, Series A (RB)
4.00%, 12/31/39(c) 2,000 2,002,961
Texas Transportation
Commission, Central Texas
Turnpike System, Series C
(RB)
5.00%, 08/15/34(c) 1,570 1,577,240
5.00%, 08/15/41(c) 755 830,417
Texas Transportation
Commission, Highway
Improvement, Series A (GO)
5.00%, 04/01/38(c) 1,000 1,025,440
Texas Transportation
Commission, State of Texas
Highway Improvement (GO)
5.00%, 04/01/40(c) 2,500 2,831,190
Par
(000’s) Value
Texas (continued)
Texas Water Development
Board (RB)
3.00%, 10/15/34(c) $ 500 $ 472,577
3.00%, 10/15/35(c) 750 697,237
3.00%, 10/15/36(c) 950 871,040
4.00%, 10/15/35(c) 2,000 2,014,826
4.00%, 10/15/31(c) 2,000 2,086,536
Texas Water Development
Board, Series A (RB)
3.00%, 10/15/35(c) 2,650 2,487,191
4.00%, 10/15/34(c) 1,000 1,004,487
4.00%, 10/15/34(c) 1,000 1,017,539
4.00%, 10/15/33(c) 400 407,272
4.00%, 10/15/33(c) 600 613,769
4.60%, 10/15/39(c) 1,000 1,085,466
4.65%, 10/15/40(c) 2,000 2,160,071
Texas Water Development
Board, Series B (RB)
4.00%, 10/15/34(c) 1,000 1,024,221
4.00%, 10/15/37(c) 3,000 3,048,869
5.00%, 10/15/32(c) 1,500 1,605,132
Texas Water Development
Board, Series D (RB)
3.00%, 10/15/37(c) 500 453,806
Tomball Independent School
District, Unlimited Tax (GO)
5.00%, 02/15/37(c) 1,100 1,261,820
5.00%, 02/15/38(c) 1,000 1,138,116
Travis County, Texas
Permanent Improvement
(GO)
4.00%, 03/01/41(c) 1,000 1,013,535
5.00%, 03/01/40(c) 1,000 1,134,105
Trinity River Authority, Regional
Wastewater System (RB)
5.00%, 08/01/30(c) 670 705,464
University of Houston, Board of
Regents, Series A (RB)
5.00%, 02/15/35(c) 1,500 1,698,399
University of Texas, Board of
Regents, Series A (RB)
5.00%, 07/01/40(c) 1,000 1,128,560
5.00%, 08/15/34(c) 2,000 2,284,499
172,549,473
Utah : 0.4%
Central Utah Water
Conservancy District, Series
B (RB)
4.00%, 10/01/34(c) 395 401,443
Intermountain Power Agency,
Utah Power Supply, Series
A (RB)
4.00%, 07/01/36(c) 2,000 2,084,757
University of Utah, Series A (RB)
5.00%, 08/01/31(c) 365 384,347
University of Utah, Series B (RB)
5.00%, 08/01/38(c) 2,220 2,509,417

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Utah (continued)
Utah Transit Authority,
Subordinated Sales Tax (RB)
4.00%, 12/15/31(c) $ 2,000 $ 2,020,272
7,400,236
Vermont : 0.2%
University of Vermont & State
Agricultural College (RB)
4.00%, 10/01/40(c) 2,000 1,995,364
Vermont Educational & Health
Buildings Financing Agency,
Series A (RB)
5.00%, 12/01/31(c) 1,000 1,022,844
3,018,208
Virginia : 1.6%
Arlington County, Public
Improvement (GO)
5.00%, 06/15/34(c) 2,000 2,307,054
County of Fairfax, Public
Improvement, Series A (GO)
2.00%, 10/01/34(c) 375 308,061
County of Fairfax, Public
Improvement, Series A (GO)
(SAW)
4.00%, 10/01/36(c) 1,000 1,057,936
4.00%, 10/01/35(c) 1,000 1,065,235
5.00%, 10/01/31(c) 750 805,125
5.00%, 10/01/32(c) 1,755 1,916,841
County of Loudoun, Economic
Development Authority,
Public Facility, Series A (RB)
3.00%, 12/01/36(c) 1,500 1,358,965
Hampton Roads Transportation
Accountability Commission,
Series A (RB)
4.00%, 07/01/40(c) 665 671,504
Virginia College Building
Authority, 21st Century
College and Equipment
Programs Educational
Facilities, Series A (RB)
3.00%, 02/01/36(c) 2,750 2,548,984
4.00%, 02/01/38(c) 2,095 2,142,249
4.00%, 02/01/36(c) 1,500 1,547,440
5.00%, 02/01/35(c) 1,950 2,145,483
Virginia College Building
Authority, 21st Century
College and Equipment
Programs Educational
Facilities, Series E (RB)
5.00%, 02/01/31(c) 2,180 2,323,751
Virginia College Building
Authority, Bidding Group 2,
Series A (RB)
4.00%, 02/01/41(c) 1,000 1,015,192
Virginia Commonwealth
Transportation Board, Series
A (RB)
4.00%, 05/15/36(c) 1,000 1,014,579
4.00%, 05/15/31(c) 500 506,076
Par
(000’s) Value
Virginia (continued)
5.00%, 05/15/32(c) $ 800 $ 844,497
Virginia Public Building
Authority, Series A (RB)
3.00%, 08/01/32(c) 695 657,809
3.12%, 08/01/34(c) 1,050 1,009,790
5.00%, 08/01/33(c) 1,000 1,113,851
Virginia Public Building
Authority, Series A-2 (RB)
4.00%, 08/01/35(c) 1,000 1,043,836
4.00%, 08/01/37(c) 1,000 1,033,584
28,437,842
Washington : 3.9%
City of Seattle, Municipal Light
and Power Improvement,
Series A (RB)
4.00%, 07/01/36(c) 1,000 1,041,121
4.00%, 07/01/37(c) 1,000 1,037,786
County of King, Limited Tax
(GO)
4.00%, 07/01/30(c) 2,110 2,157,607
Energy Northwest, Colombia
Generating Station Electric,
Series A (RB)
5.00%, 07/01/33(c) 400 420,807
5.00%, 07/01/32(c) 695 744,988
5.00%, 07/01/33(c) 1,930 2,138,193
5.00%, 07/01/36(c) 1,000 1,148,939
5.00%, 07/01/35(c) 2,000 2,316,142
Energy Northwest, Colombia
Generating Station Electric,
Series A (RB) (AGM)
5.00%, 07/01/36(c) 1,000 1,085,969
5.00%, 07/01/38(c) 500 540,706
5.00%, 07/01/36(c) 2,605 2,877,923
Energy Northwest, Colombia
Generating Station Electric,
Series C (RB)
5.00%, 07/01/34(c) 1,000 1,069,798
Everett Housing Authority,
Hunting Park Apartments
Project (RB)
4.00%, 07/01/37(c) 3,845 3,794,659
King County, School District No.
210 Federal Way (GO) (SBG)
4.00%, 12/01/33(c) 880 899,545
King County, School District No.
401 Highline (GO) (SBG)
3.12%, 12/01/32(c) 690 660,285
5.00%, 12/01/30(c) 700 732,202
King County, School District No.
411 Issaquah (GO) (SBG)
4.00%, 12/01/31(c) 635 640,938
King County, School District No.
414 Lake Washington (GO)
(SBG)
5.00%, 12/01/31(c) 980 1,031,081
King County, Washington
Sewer, Series B (RB)
4.00%, 07/01/35(c) 1,000 998,317

Par
(000’s) Value
Washington (continued)
Kitsap County, School District
No. 401 Central Kitsap (GO)
(SBG)
4.00%, 12/01/32(c) $ 1,425 $ 1,435,815
4.00%, 12/01/33(c) 1,250 1,258,230
4.00%, 12/01/34(c) 1,000 1,004,631
Pasco School District No 1,
Franklin County Washington
(GO) (SBG)
5.00%, 12/01/38(c) 1,000 1,142,022
Pierce County, School District
No. 403 Bethel (GO) (SBG)
5.00%, 12/01/32(c) 500 543,575
State of Washington, Motor
Vehicle Fuel Tax, Series R-A
(GO)
5.00%, 08/01/31(c) 825 854,500
State of Washington, Motor
Vehicle Fuel Tax, Series R-A
(GO) (SBG)
5.00%, 06/01/31(c) 1,000 1,111,237
State of Washington, Series A
(GO)
5.00%, 08/01/33(c) 755 781,700
State of Washington, Series C
(GO)
5.00%, 08/01/32(c) 880 926,816
State of Washington, Series D
(GO)
5.00%, 08/01/31(c) 880 928,366
State of Washington, Various
Purpose, Series A (GO)
5.00%, 08/01/34(c) 500 525,721
State of Washington, Various
Purpose, Series C (GO)
5.00%, 02/01/40(c) 2,165 2,276,856
5.00%, 02/01/35(c) 2,175 2,436,468
State of Washington, Various
Purpose, Series D (GO)
5.00%, 02/01/40(c) 735 761,799
State of Washington, Various
Purpose, Series R-C (GO)
5.00%, 08/01/34(c) 880 925,269
Washington Health Care
Facilities Authority, Multicare
Health System, Series B (RB)
5.00%, 08/15/36(c) 1,815 1,887,249
5.00%, 08/15/37(c) 2,000 2,078,816
Washington Health Care
Facilities Authority,
Providence St. Joseph Health,
Series A (RB)
4.00%, 10/01/34(c) 1,820 1,812,749
Washington Health Care
Facilities Authority,
Providence St. Joseph Health,
Series B (RB)
4.00%, 10/01/42(p) 1,595 1,612,299
Par
(000’s) Value
Washington (continued)
Washington Health Care
Facilities Authority,
Providence St. Joseph Health,
Series D (RB)
5.00%, 10/01/38(c) $ 2,270 $ 2,270,539
Washington State Housing
Finance Commission, Series
A (RB)
3.50%, 12/20/35 1,648 1,531,066
Washington State, Motor
Vehicle Fuel Tax, Series A
(GO)
5.00%, 06/01/36(c) 1,050 1,157,067
Washington State, Motor
Vehicle Fuel Tax, Series F (GO)
5.00%, 06/01/39(c) 2,000 2,209,154
Washington State, Shoreline
School District No. 412 (GO)
(SBG)
4.00%, 12/01/36(c) 1,000 1,015,890
Washington State, Various
Purpose, Series A (GO)
5.00%, 08/01/38(c) 1,000 1,096,749
5.00%, 08/01/37(c) 1,250 1,398,783
5.00%, 08/01/38(c) 2,000 2,277,304
Washington State, Various
Purpose, Series A-1 (GO)
5.00%, 08/01/30(c) 1,500 1,505,006
Washington State, Various
Purpose, Series C (GO)
5.00%, 07/01/31(c) 1,575 1,586,183
5.00%, 02/01/38(c) 1,145 1,211,372
5.00%, 02/01/35(c) 1,000 1,064,827
5.00%, 02/01/39(c) 1,080 1,156,812
5.00%, 02/01/36(c) 1,000 1,097,776
70,219,652
West Virginia : 0.2%
State of West Virginia, Series
A (GO)
5.00%, 12/01/31(c) 1,000 1,084,317
5.00%, 06/01/36(c) 500 539,646
State of West Virginia, Series
B (GO)
5.00%, 12/01/30(c) 675 721,831
West Virginia, Parkways
Authority, Senior Lien
Turnpike Toll (RB)
5.00%, 06/01/36(c) 1,320 1,464,923
3,810,717
Wisconsin : 0.7%
Middleton-Cross Plains Area
School District, Series A (GO)
3.25%, 03/01/36(c) 350 338,348
Public Finance Authority,
Providence St. Joseph Health,
Series C (RB)
4.00%, 10/01/41(p) 1,335 1,349,479

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Par
(000’s) Value
Wisconsin (continued)
Public Finance Authority,
Renown Regional Medical
Center Project, Series A (RB)
4.25%, 06/01/41(c) $ 500 $ 490,076
State of Wisconsin (GO)
5.00%, 11/01/31(c) 450 473,520
State of Wisconsin, Series A
(GO)
5.00%, 05/01/35(c) 890 902,930
5.00%, 05/01/35(c) 1,000 1,138,929
5.00%, 05/01/36(c) 1,000 1,134,864
Wisconsin Health and
Educational Facilities
Authority, Ascension Senior
Credit Group, Series A (RB)
4.00%, 11/15/39(c) 1,875 1,852,114
4.00%, 11/15/35(c) 1,500 1,497,110
5.00%, 11/15/36(c) 1,000 1,024,879
Wisconsin Health and
Educational Facilities
Authority, Children's Hospital
of Wisconsin, Inc. (RB)
4.00%, 08/15/31(c) 500 502,598
Wisconsin Health and
Educational Facilities
Authority, Prohealth Care,
Inc. (RB)
5.00%, 08/15/31(c) 2,000 2,002,257
Wisconsin Housing and
Economic Development
Authority, Home Ownership,
Series A (RB)
4.12%, 09/01/35(c) 1,000 1,018,123
13,725,227
Wyoming : 0.2%
County of Campbell, Wyoming
Solid Waste Facilities, Series A
(RB) (SBG)
3.62%, 07/15/39(c) 4,500 4,099,794
Underline
Total Municipal Bonds: 98.8%
(Cost: $1,848,380,809) 1,798,878,209
Other assets less liabilities: 1.2% 21,674,443
NET ASSETS: 100.0% $ 1,820,552,652
Definitions:
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SAW State Aid Withholding
SBG School Board Guaranteed
SD CRED PROG Special District Credit Enhancement Program
ST Special Tax
TA Tax Allocation

Footnotes:
(c) Callable Security — the redemption date shown is the date the security may be redeemed by the issuer
(p) Putable Security — the redemption date shown is the date the security may be redeemed by the investor
^ Zero Coupon Bond